UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	10-31-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

Investor Class (AEDVX)	October 31, 2024

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$101	0.95%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund Investor Class returned 12.78% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.78%	0.81%	2.77%
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.92%
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	-0.06%
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.48%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$632,687,486
Management Fees (dollars paid during the reporting period)	$1,058,653
Portfolio Turnover Rate	98%
Total Number of Portfolio Holdings	141

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082835

ANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

I Class (AEHDX)	October 31, 2024

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$90	0.85%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund I Class returned 12.88% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	12.88%	0.93%	2.13%	4/10/17
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.15%	—
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	1.03%	—
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.64%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$632,687,486
Management Fees (dollars paid during the reporting period)	$1,058,653
Portfolio Turnover Rate	98%
Total Number of Portfolio Holdings	141

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082769

ANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

Y Class (AEYDX)	October 31, 2024

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$80	0.75%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund Y Class returned 13.01% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	13.01%	1.01%	2.21%	4/10/17
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.15%	—
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	1.03%	—
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.64%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$632,687,486
Management Fees (dollars paid during the reporting period)	$1,058,653
Portfolio Turnover Rate	98%
Total Number of Portfolio Holdings	141

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082751

ANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

A Class (AEDQX)	October 31, 2024

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$128	1.20%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund A Class returned 12.52% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	12.52%	0.57%	2.51%
A Class - with sales charge	7.46%	-0.36%	2.04%
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.92%
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	-0.06%
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.48%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$632,687,486
Management Fees (dollars paid during the reporting period)	$1,058,653
Portfolio Turnover Rate	98%
Total Number of Portfolio Holdings	141

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082819

ANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

C Class (AEDHX)	October 31, 2024

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$206	1.95%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund C Class returned 11.72% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	11.72%	-0.19%	1.75%
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.92%
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	-0.06%
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.48%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$632,687,486
Management Fees (dollars paid during the reporting period)	$1,058,653
Portfolio Turnover Rate	98%
Total Number of Portfolio Holdings	141

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082793

ANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

R Class (AEDWX)	October 31, 2024

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$154	1.45%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund R Class returned 12.12% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	12.12%	0.30%	2.25%
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.92%
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	-0.06%
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.48%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$632,687,486
Management Fees (dollars paid during the reporting period)	$1,058,653
Portfolio Turnover Rate	98%
Total Number of Portfolio Holdings	141

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082785

ANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

R5 Class (AEDJX)	October 31, 2024

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$80	0.75%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund R5 Class returned 13.01% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	13.01%	1.01%	2.97%
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.92%
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	-0.06%
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.48%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$632,687,486
Management Fees (dollars paid during the reporting period)	$1,058,653
Portfolio Turnover Rate	98%
Total Number of Portfolio Holdings	141

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082827

ANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

R6 Class (AEXDX)	October 31, 2024

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$75	0.70%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund R6 Class returned 12.93% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.93%	1.06%	3.02%
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	2.92%
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	-0.06%
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.48%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$632,687,486
Management Fees (dollars paid during the reporting period)	$1,058,653
Portfolio Turnover Rate	98%
Total Number of Portfolio Holdings	141

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082777

ANNUAL SHAREHOLDER REPORT

Emerging Markets Debt Fund

G Class (AEDGX)	October 31, 2024

This annual shareholder report contains important information about Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

What were the key factors that affected the fund’s performance?
Emerging Markets Debt Fund G Class returned 13.82% for the reporting period ended October 31, 2024.
The fund seeks total return. The commentary below refers to the fund’s performance compared to a custom index consisting of 50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI-EM Global Diversified Index.
•	Against a backdrop of moderating global inflation and declining interest rates in developed markets, emerging markets bonds broadly delivered gains. External securities generally outperformed local currency bonds.
•	The fund’s yield curve strategy detracted from performance, largely due to duration positioning in local markets. Our yield curve strategy in external markets contributed to results but not enough to offset the local markets effect.
•	Security selection detracted from performance, primarily due to positions in external securities. Security selection in local markets aided results and helped offset some effects from external securities.
•	Positioning among emerging markets currencies aided results, as the U.S. dollar weakened during the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
November 14, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	13.82%	1.78%	2.75%	11/14/17
Regulatory Index
JP Morgan EMBI Global Diversified	18.16%	0.47%	1.75%	—
JP Morgan GBI-EM Global Diversified	8.76%	-0.92%	0.54%	—
Performance Index
50% JP Morgan EMBI Global Diversified/50% JP Morgan GBI-EM Global Diversified	13.40%	-0.20%	1.19%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$632,687,486
Management Fees (dollars paid during the reporting period)	$1,058,653
Portfolio Turnover Rate	98%
Total Number of Portfolio Holdings	141

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Sovereign Governments and Agencies	77.9%
Corporate Bonds	14.1%
U.S. Treasury Securities	1.1%
Preferred Stocks	0.1%
Short-Term Investments	6.7%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082660

ANNUAL SHAREHOLDER REPORT

Global Bond Fund

Investor Class (AGBVX)	October 31, 2024

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	0.85%

What were the key factors that affected the fund’s performance?
Global Bond Fund Investor Class returned 9.83% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.83%	-0.64%	1.42%
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	2.12%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,229,339,796
Management Fees (dollars paid during the reporting period)	$4,973,679
Portfolio Turnover Rate	103%
Total Number of Portfolio Holdings	747

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082876

ANNUAL SHAREHOLDER REPORT

Global Bond Fund

I Class (AGBHX)	October 31, 2024

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$79	0.75%

What were the key factors that affected the fund’s performance?
Global Bond Fund I Class returned 9.87% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	9.87%	-0.55%	1.11%	4/10/17
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	1.85%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,229,339,796
Management Fees (dollars paid during the reporting period)	$4,973,679
Portfolio Turnover Rate	103%
Total Number of Portfolio Holdings	747

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082744

ANNUAL SHAREHOLDER REPORT

Global Bond Fund

Y Class (AGBWX)	October 31, 2024

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$68	0.65%

What were the key factors that affected the fund’s performance?
Global Bond Fund Y Class returned 10.07% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	10.07%	-0.44%	1.23%	4/10/17
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	1.85%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,229,339,796
Management Fees (dollars paid during the reporting period)	$4,973,679
Portfolio Turnover Rate	103%
Total Number of Portfolio Holdings	747

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082736

ANNUAL SHAREHOLDER REPORT

Global Bond Fund

A Class (AGBAX)	October 31, 2024

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$115	1.10%

What were the key factors that affected the fund’s performance?
Global Bond Fund A Class returned 9.57% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.57%	-0.90%	1.16%
A Class - with sales charge	4.64%	-1.81%	0.70%
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	2.12%

A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,229,339,796
Management Fees (dollars paid during the reporting period)	$4,973,679
Portfolio Turnover Rate	103%
Total Number of Portfolio Holdings	747

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082702

ANNUAL SHAREHOLDER REPORT

Global Bond Fund

C Class (AGBTX)	October 31, 2024

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$193	1.85%

What were the key factors that affected the fund’s performance?
Global Bond Fund C Class returned 8.76% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.76%	-1.64%	0.41%
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	2.12%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,229,339,796
Management Fees (dollars paid during the reporting period)	$4,973,679
Portfolio Turnover Rate	103%
Total Number of Portfolio Holdings	747

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082801

ANNUAL SHAREHOLDER REPORT

Global Bond Fund

R Class (AGBRX)	October 31, 2024

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$141	1.35%

What were the key factors that affected the fund’s performance?
Global Bond Fund R Class returned 9.30% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.30%	-1.14%	0.92%
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	2.12%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,229,339,796
Management Fees (dollars paid during the reporting period)	$4,973,679
Portfolio Turnover Rate	103%
Total Number of Portfolio Holdings	747

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082884

ANNUAL SHAREHOLDER REPORT

Global Bond Fund

R5 Class (AGBNX)	October 31, 2024

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$68	0.65%

What were the key factors that affected the fund’s performance?
Global Bond Fund R5 Class returned 10.09% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	10.09%	-0.45%	1.61%
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	2.12%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,229,339,796
Management Fees (dollars paid during the reporting period)	$4,973,679
Portfolio Turnover Rate	103%
Total Number of Portfolio Holdings	747

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082868

ANNUAL SHAREHOLDER REPORT

Global Bond Fund

R6 Class (AGBDX)	October 31, 2024

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$63	0.60%

What were the key factors that affected the fund’s performance?
Global Bond Fund R6 Class returned 10.13% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.13%	-0.39%	1.66%
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	2.12%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,229,339,796
Management Fees (dollars paid during the reporting period)	$4,973,679
Portfolio Turnover Rate	103%
Total Number of Portfolio Holdings	747

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082850

ANNUAL SHAREHOLDER REPORT

Global Bond Fund

G Class (AGBGX)	October 31, 2024

This annual shareholder report contains important information about Global Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

What were the key factors that affected the fund’s performance?
Global Bond Fund G Class returned 10.83% for the reporting period ended October 31, 2024.
The fund seeks long-term total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global Aggregate Bond Index (USD, Hedged).
•	Against a backdrop of moderating global inflation and central bank easing policies, government bond yields generally declined for the period. With yields declining, global bonds broadly delivered gains. The U.S. dollar weakened during the period, which caused the fund’s position in foreign currency futures to detract from results. We purchase these contracts to hedge exposure in foreign currencies.
•	The fund’s duration strategy was a key contributor to performance, largely due to positioning in the U.S. Positioning along the U.S. yield curve also modestly contributed, particularly late in the fiscal year, when the curve began to steepen.
•	Sector allocation also aided results, primarily due to positioning in the U.S. and Europe. Out-of-index exposure to U.S. high-yield securities also boosted performance.
•	Security selection among U.S. investment-grade credit and securitized securities and U.S.-dollar-denominated emerging markets bonds contributed to performance. Security selection in Europe also lifted results.

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through October 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	10.83%	0.17%	1.68%	7/28/17
Bloomberg Global Aggregate Bond (USD, Hedged)	9.92%	0.33%	1.79%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,229,339,796
Management Fees (dollars paid during the reporting period)	$4,973,679
Portfolio Turnover Rate	103%
Total Number of Portfolio Holdings	747

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	30.6%
Sovereign Governments and Agencies	25.1%
U.S. Government Agency Mortgage-Backed Securities	15.5%
Preferred Stocks	8.8%
Collateralized Mortgage Obligations	7.9%
Collateralized Loan Obligations	2.9%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Securities	1.4%
Municipal Securities	0.3%
U.S. Government Agency Securities	0.1%
Short-Term Investments	2.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
A-25082678

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and John Loder are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2023:	$75,420
FY 2024:	$46,500

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2023:	$343,325
FY 2024:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

October 31, 2024

Emerging Markets Debt Fund
Investor Class (AEDVX)
I Class (AEHDX)
Y Class (AEYDX)
A Class (AEDQX)
C Class (AEDHX)
R Class (AEDWX)
R5 Class (AEDJX)
R6 Class (AEXDX)
G Class (AEDGX)

Schedule of Investments

OCTOBER 31, 2024

		Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 77.9%
Angola — 0.7%
Angola Government International Bonds, 8.00%, 11/26/29(1)		$3,500,000	$3,210,620
Angola Government International Bonds, 9.375%, 5/8/48(1)		1,480,000	1,267,054
			4,477,674
Argentina — 0.5%
Argentina Republic Government International Bonds, VRN, 4.125%, 7/9/35		5,650,000	3,132,413
Bahrain — 0.5%
Bahrain Government International Bonds, 7.50%, 2/12/36(1)		1,000,000	1,050,827
Bahrain Government International Bonds, 7.50%, 9/20/47		2,000,000	1,992,950
			3,043,777
Brazil — 0.7%
Brazil Government International Bonds, 6.125%, 1/22/32		1,800,000	1,817,790
Brazil Government International Bonds, 7.125%, 5/13/54		2,500,000	2,500,460
			4,318,250
Chile — 2.9%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 9/1/30(1)	CLP	6,080,000,000	6,068,797
Chile Government International Bonds, 2.75%, 1/31/27		$4,000,000	3,830,270
Chile Government International Bonds, 4.95%, 1/5/36		3,530,000	3,454,230
Chile Government International Bonds, 5.33%, 1/5/54		5,310,000	5,115,907
			18,469,204
China — 4.0%
China Government Bonds, 2.55%, 10/15/28	CNY	120,000,000	17,356,867
China Government Bonds, 2.67%, 11/25/33	CNY	56,000,000	8,197,524
			25,554,391
Colombia — 3.4%
Colombia Government International Bonds, 8.00%, 11/14/35		$2,000,000	2,027,630
Colombia Government International Bonds, 7.75%, 11/7/36(2)		1,405,000	1,382,210
Colombia Government International Bonds, 6.125%, 1/18/41		1,800,000	1,479,301
Colombia TES, 6.00%, 4/28/28	COP	82,000,000,000	16,486,762
			21,375,903
Costa Rica — 0.6%
Costa Rica Government International Bonds, 7.30%, 11/13/54(1)		$3,350,000	3,545,137
Czech Republic — 4.6%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	624,410,000	24,903,912
Czech Republic Government Bonds, 2.00%, 10/13/33	CZK	122,000,000	4,444,391
			29,348,303
Dominican Republic — 1.4%
Dominican Republic International Bonds, 4.50%, 1/30/30		$5,830,000	5,423,359
Dominican Republic International Bonds, 5.875%, 1/30/60(1)		3,550,000	3,149,931
			8,573,290
Ecuador — 0.6%
Ecuador Government International Bonds, VRN, 5.50%, 7/31/35		6,935,000	3,854,166
Egypt — 0.9%
Egypt Government International Bonds, 7.05%, 1/15/32		1,300,000	1,118,143
Egypt Government International Bonds, 8.50%, 1/31/47(1)		5,825,000	4,635,672
			5,753,815
El Salvador — 0.7%
El Salvador Government International Bonds, 6.375%, 1/18/27		1,810,000	1,753,028
El Salvador Government International Bonds, 0.25%, 4/17/30(1)		850,000	23,157
2

		Principal Amount/Shares	Value
El Salvador Government International Bonds, 9.25%, 4/17/30(1)		$2,940,000	$2,921,625
			4,697,810
Ghana — 0.6%
Ghana Government International Bonds, 0.00%, 7/3/26(1)(3)		214,400	199,319
Ghana Government International Bonds, 0.00%, 1/3/30(1)(3)		412,026	313,063
Ghana Government International Bonds, VRN, 5.00%, 7/3/29(1)		1,621,400	1,394,404
Ghana Government International Bonds, VRN, 5.00%, 7/3/35(1)		2,331,600	1,629,497
			3,536,283
Guatemala — 0.7%
Guatemala Government Bonds, 4.375%, 6/5/27(1)		1,900,000	1,829,605
Guatemala Government Bonds, 7.05%, 10/4/32		820,000	865,202
Guatemala Government Bonds, 6.125%, 6/1/50		1,600,000	1,468,600
			4,163,407
Honduras — 0.4%
Honduras Government International Bonds, 5.625%, 6/24/30		3,000,000	2,700,887
Hungary — 2.7%
Hungary Government Bonds, 4.50%, 3/23/28	HUF	4,412,270,000	11,016,537
Hungary Government International Bonds, 2.125%, 9/22/31(1)		$7,900,000	6,340,698
			17,357,235
India — 2.6%
India Government Bonds, 7.26%, 1/14/29	INR	681,000,000	8,253,374
India Government Bonds, 7.54%, 5/23/36	INR	663,000,000	8,293,735
			16,547,109
Indonesia — 6.3%
Indonesia Government International Bonds, 5.45%, 9/20/52		$2,390,000	2,413,488
Indonesia Treasury Bonds, 6.875%, 4/15/29	IDR	50,960,000,000	3,271,276
Indonesia Treasury Bonds, 6.50%, 2/15/31	IDR	339,085,000,000	21,253,591
Indonesia Treasury Bonds, 6.625%, 2/15/34	IDR	55,000,000,000	3,458,092
Indonesia Treasury Bonds, 8.375%, 4/15/39	IDR	128,000,000,000	9,180,524
			39,576,971
Iraq — 0.0%
Iraq International Bonds, 5.80%, 1/15/28		$350,000	337,238
Ivory Coast — 0.3%
Ivory Coast Government International Bonds, 8.25%, 1/30/37(1)		1,900,000	1,895,260
Jamaica — 0.5%
Jamaica Government International Bonds, 6.75%, 4/28/28		3,200,000	3,321,120
Jordan — 0.2%
Jordan Government International Bonds, 7.375%, 10/10/47(1)		1,400,000	1,278,057
Kazakhstan — 0.6%
Kazakhstan Government International Bonds, 4.71%, 4/9/35(1)		4,000,000	3,894,200
Kenya — 0.4%
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(1)		1,390,000	1,399,050
Republic of Kenya Government International Bonds, 8.25%, 2/28/48(1)		1,000,000	840,784
			2,239,834
Malaysia — 2.3%
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	9,500,000	2,331,778
Malaysia Government Bonds, 4.07%, 6/15/50	MYR	53,500,000	11,942,596
			14,274,374
Mexico — 7.2%
Mexico Bonos, 8.50%, 3/1/29	MXN	871,700,000	41,319,438
Mexico Government International Bonds, 6.00%, 5/7/36		$4,200,000	4,085,195
			45,404,633
Mongolia — 0.4%
Mongolia Government International Bonds, 8.65%, 1/19/28(1)		2,200,000	2,346,300
3

		Principal Amount/Shares	Value
Morocco — 0.2%
Morocco Government International Bonds, 3.00%, 12/15/32		$1,500,000	$1,240,734
Morocco Government International Bonds, 3.00%, 12/15/32(1)		100,000	82,732
			1,323,466
Nigeria — 0.8%
Nigeria Government International Bonds, 6.50%, 11/28/27		1,500,000	1,417,995
Nigeria Government International Bonds, 7.375%, 9/28/33(1)		3,700,000	3,135,357
Nigeria Government International Bonds, 7.625%, 11/28/47(1)		1,050,000	803,742
			5,357,094
Oman — 0.2%
Oman Government International Bonds, 6.75%, 1/17/48(1)		1,000,000	1,036,898
Pakistan — 0.4%
Pakistan Government International Bonds, 6.875%, 12/5/27(1)		3,115,000	2,823,666
Panama — 1.9%
Panama Government International Bonds, 3.16%, 1/23/30		6,030,000	5,211,270
Panama Government International Bonds, 6.875%, 1/31/36		4,349,000	4,293,325
Panama Government International Bonds, 6.85%, 3/28/54		2,670,000	2,467,022
			11,971,617
Paraguay — 0.4%
Paraguay Government International Bonds, 4.95%, 4/28/31		2,700,000	2,638,575
Peru — 2.5%
Peru Government Bonds, 6.15%, 8/12/32	PEN	22,800,000	5,910,388
Peru Government International Bonds, 8.75%, 11/21/33		$2,500,000	3,057,816
Peru Government International Bonds, 5.375%, 2/8/35		2,700,000	2,663,785
Peru Government International Bonds, 5.625%, 11/18/50		4,600,000	4,496,615
			16,128,604
Philippines — 1.2%
Philippines Government International Bonds, 5.18%, 9/5/49		2,500,000	2,419,534
ROP Sukuk Trust, 5.05%, 6/6/29(1)		4,920,000	4,981,099
			7,400,633
Poland — 4.3%
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)		4,825,000	4,801,343
Republic of Poland Government Bonds, 2.50%, 7/25/27	PLN	65,000,000	15,188,666
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	34,500,000	6,540,115
Republic of Poland Government International Bonds, 5.75%, 11/16/32		$850,000	888,158
			27,418,282
Qatar — 0.3%
Qatar Government International Bonds, 5.10%, 4/23/48(1)		1,800,000	1,780,285
Romania — 2.3%
Romania Government Bonds, 8.25%, 9/29/32	RON	36,000,000	8,490,018
Romania Government International Bonds, 6.00%, 5/25/34(1)		$4,560,000	4,450,726
Romania Government International Bonds, 7.625%, 1/17/53(1)		1,326,000	1,436,207
			14,376,951
Saudi Arabia — 0.7%
Saudi Government International Bonds, 5.75%, 1/16/54(1)		4,330,000	4,200,425
Serbia — 0.2%
Serbia International Bonds, 6.50%, 9/26/33(1)		1,260,000	1,319,429
South Africa — 4.2%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	522,910,000	24,849,527
Republic of South Africa Government International Bonds, 5.75%, 9/30/49		$2,120,000	1,660,967
			26,510,494
Sri Lanka — 1.4%
Sri Lanka Government International Bonds, 7.85%, 3/14/29(4)(5)		14,100,000	8,857,290
4

		Principal Amount/Shares	Value
Thailand — 4.8%
Thailand Government Bonds, 2.40%, 3/17/29	THB	676,000,000	$20,208,003
Thailand Government Bonds, 1.59%, 12/17/35	THB	374,800,000	10,144,059
			30,352,062
Trinidad and Tobago — 0.6%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(1)		$1,825,000	1,818,156
Trinidad & Tobago Government International Bonds, 6.40%, 6/26/34(1)		2,100,000	2,109,188
			3,927,344
Turkey — 1.4%
Turkiye Government International Bonds, 7.625%, 5/15/34		8,630,000	8,909,612
Ukraine — 0.3%
Ukraine Government International Bonds, VRN, 0.00%, 2/1/30(1)		19,414	9,415
Ukraine Government International Bonds, VRN, 0.00%, 2/1/30		119,078	57,753
Ukraine Government International Bonds, VRN, 0.00%, 2/1/34(1)		72,550	27,297
Ukraine Government International Bonds, VRN, 1.75%, 2/1/34		326,988	156,306
Ukraine Government International Bonds, VRN, 1.75%, 2/1/34(1)		53,313	25,492
Ukraine Government International Bonds, VRN, 0.00%, 2/1/34		444,976	167,728
Ukraine Government International Bonds, VRN, 0.00%, 2/1/35(1)		61,310	30,042
Ukraine Government International Bonds, VRN, 1.75%, 2/1/35		762,972	355,245
Ukraine Government International Bonds, VRN, 1.75%, 2/1/35(1)		124,397	57,967
Ukraine Government International Bonds, VRN, 0.00%, 2/1/35		376,036	184,352
Ukraine Government International Bonds, VRN, 0.00%, 2/1/36(1)		51,091	24,840
Ukraine Government International Bonds, VRN, 1.75%, 2/1/36		1,089,960	500,632
Ukraine Government International Bonds, VRN, 1.75%, 2/1/36(1)		177,710	81,874
Ukraine Government International Bonds, VRN, 0.00%, 2/1/36		313,363	152,216
			1,831,159
United Arab Emirates — 1.4%
Abu Dhabi Government International Bonds, 2.50%, 9/30/29(1)		10,000,000	9,130,625
Uruguay — 1.0%
Oriental Republic of Uruguay, 5.25%, 9/10/60		2,000,000	1,903,335
Uruguay Government International Bonds, 5.75%, 10/28/34		4,000,000	4,215,071
			6,118,406
Uzbekistan — 0.4%
Republic of Uzbekistan International Bonds, 6.90%, 2/28/32(1)		2,900,000	2,859,704
Venezuela — 0.3%
Venezuela Government International Bonds, 8.25%, 10/13/24(5)(6)		8,650,000	1,204,208
Venezuela Government International Bonds, 11.95%, 8/5/31(4)(5)		3,700,000	581,087
			1,785,295
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $483,772,042)			493,074,957
CORPORATE BONDS — 14.1%
Brazil — 1.6%
3R Lux SARL, 9.75%, 2/5/31(1)(7)		6,987,000	7,233,683
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)(7)		3,000,000	2,994,750
			10,228,433
Chile — 0.2%
Latam Airlines Group SA, 7.875%, 4/15/30(1)		1,071,000	1,073,678
Colombia — 0.9%
Ecopetrol SA, 4.625%, 11/2/31		2,300,000	1,897,900
Ecopetrol SA, 7.75%, 2/1/32		4,000,000	3,902,443
			5,800,343
Luxembourg — 0.4%
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)(2)		2,359,000	2,355,462
Malaysia — 0.7%
Petronas Capital Ltd., 4.55%, 4/21/50		4,675,000	4,169,637
5

	Principal Amount/Shares	Value
Mexico — 4.6%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	$2,297,000	$2,306,762
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)(2)	3,000,000	3,000,000
Petroleos Mexicanos, 5.35%, 2/12/28	9,800,000	9,134,883
Petroleos Mexicanos, 6.50%, 6/2/41(7)	13,850,000	10,267,725
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	2,499,410	2,270,469
Trust Fibra Uno, 4.87%, 1/15/30(1)	2,105,000	1,893,395
		28,873,234
Morocco — 0.2%
OCP SA, 6.75%, 5/2/34(1)	1,300,000	1,358,565
Netherlands — 0.1%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	443,000	470,359
Oman — 0.8%
EDO Sukuk Ltd., 5.66%, 7/3/31(1)	4,750,000	4,832,056
Paraguay — 0.5%
Bioceanico Sovereign Certificate Ltd., 0.00%, 6/5/34(3)	4,254,097	3,329,682
Qatar — 0.0%
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	354,332
Saudi Arabia — 1.1%
Saudi Arabian Oil Co., 5.25%, 7/17/34(1)	1,718,000	1,721,332
Saudi Arabian Oil Co., 4.25%, 4/16/39	6,180,000	5,447,951
		7,169,283
South Africa — 2.3%
Eskom Holdings SOC Ltd., 6.35%, 8/10/28(1)	10,300,000	10,318,909
Prosus NV, 4.19%, 1/19/32	4,570,000	4,156,735
		14,475,644
United States — 0.7%
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	5,000,000	4,549,689
TOTAL CORPORATE BONDS (Cost $88,461,072)		89,040,397
U.S. TREASURY SECURITIES — 1.1%
U.S. Treasury Notes, 1.875%, 2/15/32(8)	6,700,000	5,713,189
U.S. Treasury Notes, 3.375%, 5/15/33(8)	1,109,000	1,039,081
TOTAL U.S. TREASURY SECURITIES (Cost $7,829,851)		6,752,270
PREFERRED STOCKS — 0.0%
Mexico — 0.0%
Banco Mercantil del Norte SA, 8.375%(1) (Cost $400,000)	400,000	411,472
SHORT-TERM INVESTMENTS — 6.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	152,429	152,429
State Street Navigator Securities Lending Government Money Market Portfolio(9)	4,239,070	4,239,070
		4,391,499
Repurchase Agreements — 6.0%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 3/15/27, valued at $38,589,753), at 4.84%, dated 10/31/24, due 11/1/24 (Delivery value $37,838,086)		37,833,000
TOTAL SHORT-TERM INVESTMENTS (Cost $42,224,499)		42,224,499
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $622,687,464)		631,503,595
OTHER ASSETS AND LIABILITIES — 0.2%		1,183,891
TOTAL NET ASSETS — 100.0%		$632,687,486
6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,502,875	USD	6,427,118	UBS AG	12/18/24	$(170,588)
USD	6,404,168	AUD	9,502,875	Citibank N.A.	12/18/24	147,639
BRL	36,524,402	USD	6,399,078	Citibank N.A.	12/18/24	(112,824)
BRL	38,063,920	USD	6,831,444	Citibank N.A.	12/18/24	(280,222)
BRL	35,987,783	USD	6,475,907	Citibank N.A.	12/18/24	(282,012)
BRL	15,826,740	USD	2,892,768	Citibank N.A.	12/18/24	(168,811)
BRL	35,797,340	USD	6,526,621	Citibank N.A.	12/18/24	(365,502)
BRL	35,043,983	USD	6,223,005	Citibank N.A.	12/18/24	(191,548)
BRL	35,559,277	USD	6,510,172	Goldman Sachs & Co.	12/18/24	(390,027)
BRL	177,931,732	USD	31,564,969	Goldman Sachs & Co.	12/18/24	(940,948)
BRL	17,883,174	USD	3,264,723	JPMorgan Chase Bank N.A.	12/18/24	(186,831)
BRL	35,746,854	USD	6,429,290	JPMorgan Chase Bank N.A.	12/18/24	(276,861)
BRL	35,160,998	USD	6,308,671	JPMorgan Chase Bank N.A.	12/18/24	(257,074)
BRL	18,028,230	USD	3,247,686	Morgan Stanley	12/18/24	(144,828)
BRL	34,169,195	USD	6,200,406	Morgan Stanley	12/18/24	(319,509)
BRL	150,725,929	USD	26,579,709	UBS AG	12/18/24	(638,108)
BRL	36,708,053	USD	6,434,541	UBS AG	12/18/24	(116,679)
BRL	36,660,463	USD	6,406,163	UBS AG	12/18/24	(96,491)
BRL	35,995,698	USD	6,578,828	UBS AG	12/18/24	(383,570)
BRL	17,898,838	USD	3,271,063	UBS AG	12/18/24	(190,475)
USD	6,242,319	BRL	34,447,640	Bank of America N.A.(10)	12/18/24	313,499
USD	6,528,015	BRL	36,358,822	Citibank N.A.	12/18/24	270,259
USD	6,557,011	BRL	35,995,698	Citibank N.A.	12/18/24	361,753
USD	6,832,875	BRL	37,689,731	Goldman Sachs & Co.	12/18/24	346,056
USD	6,373,585	BRL	35,444,335	Goldman Sachs & Co.	12/18/24	273,223
USD	6,266,614	BRL	35,041,338	Goldman Sachs & Co.	12/18/24	235,612
USD	25,407,107	BRL	143,778,816	Goldman Sachs & Co.	12/18/24	661,181
USD	7,066,593	BRL	39,817,496	JPMorgan Chase Bank N.A.	12/18/24	213,561
USD	6,425,572	BRL	36,258,284	JPMorgan Chase Bank N.A.	12/18/24	185,120
USD	6,241,686	BRL	35,766,110	Morgan Stanley	12/18/24	85,943
USD	6,397,321	BRL	36,432,504	UBS AG	12/18/24	126,883
USD	9,898,943	BRL	54,457,303	UBS AG	12/18/24	526,238
USD	3,245,024	BRL	17,878,675	UBS AG	12/18/24	167,906
USD	6,490,035	BRL	35,798,445	UBS AG	12/18/24	328,727
USD	6,321,291	BRL	35,160,998	UBS AG	12/18/24	269,694
USD	5,910,424	BRL	33,647,411	UBS AG	12/18/24	119,332
CLP	5,964,007,543	USD	6,333,444	JPMorgan Chase Bank N.A.	12/18/24	(132,047)
CLP	6,016,822,608	USD	6,373,543	JPMorgan Chase Bank N.A.	12/18/24	(117,229)
CLP	5,373,866,180	USD	5,754,899	UBS AG	12/18/24	(167,133)
CLP	6,014,952,115	USD	6,388,936	UBS AG	12/18/24	(134,566)
USD	6,354,615	CLP	5,936,481,111	Bank of America N.A.(10)	12/18/24	181,840
USD	6,414,491	CLP	6,034,368,690	Bank of America N.A.(10)	12/18/24	139,933
USD	6,314,584	CLP	5,998,412,429	Bank of America N.A.(10)	12/18/24	77,412
USD	6,395,114	CLP	5,958,183,719	UBS AG	12/18/24	199,773
CNY	16,255,385	USD	2,306,383	Bank of America N.A.(10)	12/18/24	(9,151)
CNY	29,148,480	USD	4,153,388	Citibank N.A.	12/18/24	(34,088)
COP	26,949,949,432	USD	6,330,738	Citibank N.A.	12/18/24	(276,219)
COP	27,542,738,967	USD	6,427,710	JPMorgan Chase Bank N.A.	12/18/24	(240,017)
COP	26,467,585,571	USD	6,266,356	JPMorgan Chase Bank N.A.	12/18/24	(320,205)
COP	27,149,819,438	USD	6,441,330	JPMorgan Chase Bank N.A.	12/18/24	(341,909)
COP	35,360,492,699	USD	8,249,250	JPMorgan Chase Bank N.A.	12/18/24	(305,236)
COP	27,489,704,917	USD	6,198,747	JPMorgan Chase Bank N.A.	12/18/24	(22,968)
7

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	54,760,994,906	USD	12,726,236	Morgan Stanley	12/18/24	$(423,747)
COP	27,100,189,404	USD	6,418,910	Morgan Stanley	12/18/24	(330,639)
USD	6,276,654	COP	27,001,414,078	Bank of America N.A.(10)	12/18/24	210,574
USD	6,359,730	COP	27,135,378,021	Bank of America N.A.(10)	12/18/24	263,553
USD	6,304,930	COP	26,946,326,564	Bank of America N.A.(10)	12/18/24	251,226
USD	18,887,233	COP	82,076,736,265	JPMorgan Chase Bank N.A.	12/18/24	448,047
USD	6,298,599	COP	27,009,903,585	JPMorgan Chase Bank N.A.	12/18/24	230,611
USD	6,386,723	COP	27,775,859,777	UBS AG	12/18/24	146,657
USD	6,428,093	COP	27,775,788,889	UBS AG	12/18/24	188,043
USD	6,319,466	COP	27,455,929,996	UBS AG	12/18/24	151,275
CZK	147,747,109	USD	6,388,154	JPMorgan Chase Bank N.A.	12/18/24	(33,894)
CZK	148,372,044	USD	6,547,922	UBS AG	12/18/24	(166,785)
CZK	75,011,648	USD	3,349,738	UBS AG	12/18/24	(123,661)
CZK	110,610,792	USD	4,825,576	UBS AG	12/18/24	(68,463)
USD	6,511,109	CZK	147,771,432	Bank of America N.A.(10)	12/18/24	155,802
USD	3,508,242	CZK	78,868,624	Bank of America N.A.(10)	12/18/24	116,286
USD	3,258,564	CZK	74,263,378	JPMorgan Chase Bank N.A.	12/18/24	64,668
USD	18,352,426	CZK	416,660,631	Morgan Stanley	12/18/24	432,819
USD	693,065	CZK	15,777,641	UBS AG	12/18/24	14,505
USD	1,571,247	CZK	36,259,313	UBS AG	12/18/24	11,818
HUF	3,552,039,607	USD	9,633,102	Bank of America N.A.(10)	12/18/24	(189,136)
HUF	2,355,914,064	USD	6,301,978	Goldman Sachs & Co.	12/18/24	(38,205)
HUF	1,021,423,227	USD	2,884,491	JPMorgan Chase Bank N.A.	12/18/24	(168,788)
HUF	1,733,348,560	USD	4,759,374	JPMorgan Chase Bank N.A.	12/18/24	(150,843)
HUF	3,542,785,500	USD	9,690,594	JPMorgan Chase Bank N.A.	12/18/24	(271,232)
HUF	2,330,394,518	USD	6,339,926	JPMorgan Chase Bank N.A.	12/18/24	(144,002)
HUF	1,154,374,472	USD	3,142,028	JPMorgan Chase Bank N.A.	12/18/24	(72,841)
HUF	3,533,290,637	USD	9,536,748	JPMorgan Chase Bank N.A.	12/18/24	(142,631)
USD	2,932,975	HUF	1,042,692,847	Bank of America N.A.(10)	12/18/24	160,721
USD	9,557,524	HUF	3,544,717,511	Bank of America N.A.(10)	12/18/24	133,026
USD	4,849,687	HUF	1,769,316,638	Citibank N.A.	12/18/24	145,526
USD	6,379,678	HUF	2,345,930,065	Citibank N.A.	12/18/24	142,449
USD	2,658,066	HUF	959,820,765	Goldman Sachs & Co.	12/18/24	106,148
USD	9,504,744	HUF	3,488,784,305	Goldman Sachs & Co.	12/18/24	228,957
USD	361,086	HUF	129,951,895	Morgan Stanley	12/18/24	15,577
USD	6,302,015	HUF	2,356,919,600	Morgan Stanley	12/18/24	35,568
USD	6,435,169	HUF	2,324,244,755	UBS AG	12/18/24	255,596
USD	3,246,427	HUF	1,169,621,948	UBS AG	12/18/24	136,701
USD	3,170,903	HUF	1,167,553,064	UBS AG	12/18/24	66,677
IDR	103,328,365,916	USD	6,573,051	JPMorgan Chase Bank N.A.	12/18/24	(5,153)
IDR	149,738,615,155	USD	9,588,303	JPMorgan Chase Bank N.A.	12/18/24	(70,414)
IDR	98,700,888,244	USD	6,386,208	UBS AG	12/18/24	(112,448)
IDR	49,663,205,515	USD	3,260,161	UBS AG	12/18/24	(103,401)
IDR	90,192,426,737	USD	5,943,633	UBS AG	12/18/24	(210,699)
IDR	92,365,972,988	USD	5,910,908	UBS AG	12/18/24	(39,816)
IDR	200,891,888,731	USD	12,760,761	UBS AG	12/18/24	8,603
USD	9,748,561	IDR	151,365,913,137	Bank of America N.A.(10)	12/18/24	127,235
USD	5,825,114	IDR	90,556,639,021	Citibank N.A.	12/18/24	69,030
USD	6,370,088	IDR	98,625,208,402	UBS AG	12/18/24	101,138
USD	6,519,030	IDR	98,884,226,906	UBS AG	12/18/24	233,616
USD	5,920,068	IDR	92,602,175,590	UBS AG	12/18/24	33,962
USD	3,399,322	IDR	53,403,410,395	UBS AG	12/18/24	4,821
USD	6,114,674	IDR	95,877,174,825	UBS AG	12/18/24	20,399
8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,231,977	IDR	97,665,733,993	UBS AG	12/18/24	$24,014
USD	6,229,091	IDR	98,293,437,359	UBS AG	12/18/24	(18,770)
ILS	24,597,739	USD	6,663,396	Bank of America N.A.(10)	12/18/24	(69,448)
ILS	24,455,057	USD	6,528,703	Bank of America N.A.(10)	12/18/24	26,996
ILS	24,217,419	USD	6,460,085	Citibank N.A.	12/18/24	31,909
ILS	23,099,322	USD	6,220,305	Morgan Stanley	12/18/24	(28,040)
ILS	24,034,123	USD	6,432,521	UBS AG	12/18/24	10,338
USD	12,607,312	ILS	47,133,445	Bank of America N.A.(10)	12/18/24	(27,811)
USD	6,538,945	ILS	24,217,419	Goldman Sachs & Co.	12/18/24	46,951
USD	6,481,364	ILS	24,455,057	Goldman Sachs & Co.	12/18/24	(74,334)
USD	6,597,533	ILS	24,597,739	UBS AG	12/18/24	3,585
INR	536,836,517	USD	6,402,695	JPMorgan Chase Bank N.A.	12/18/24	(28,916)
USD	608,571	INR	51,304,687	Bank of America N.A.(10)	12/18/24	(562)
USD	3,097,374	INR	260,876,287	Morgan Stanley	12/18/24	29
USD	6,575,645	INR	551,746,553	UBS AG	12/18/24	24,841
KRW	4,325,428,493	USD	3,221,849	Citibank N.A.	12/18/24	(70,458)
KRW	4,380,226,694	USD	3,306,048	Goldman Sachs & Co.	12/18/24	(114,733)
KRW	8,695,482,953	USD	6,526,473	UBS AG	12/18/24	(191,178)
KRW	8,675,104,491	USD	6,572,824	UBS AG	12/18/24	(252,377)
KRW	8,703,299,994	USD	6,581,633	UBS AG	12/18/24	(240,644)
KRW	8,734,288,101	USD	6,597,837	UBS AG	12/18/24	(234,271)
KRW	8,730,643,963	USD	6,608,246	UBS AG	12/18/24	(247,335)
KRW	8,715,937,028	USD	6,689,155	UBS AG	12/18/24	(338,959)
KRW	8,650,856,988	USD	6,447,466	UBS AG	12/18/24	(144,685)
KRW	4,293,441,618	USD	3,189,203	UBS AG	12/18/24	(61,118)
KRW	8,624,780,978	USD	6,410,019	UBS AG	12/18/24	(126,237)
USD	6,588,293	KRW	8,657,741,143	Citibank N.A.	12/18/24	280,496
USD	6,572,745	KRW	8,703,299,994	Citibank N.A.	12/18/24	231,755
USD	9,846,619	KRW	13,114,514,795	Citibank N.A.	12/18/24	291,738
USD	6,643,491	KRW	8,712,846,301	UBS AG	12/18/24	295,547
USD	6,619,137	KRW	8,730,643,963	UBS AG	12/18/24	258,226
USD	6,628,516	KRW	8,715,937,028	UBS AG	12/18/24	278,320
USD	12,809,417	KRW	17,269,727,099	UBS AG	12/18/24	227,161
USD	6,375,437	KRW	8,624,780,978	UBS AG	12/18/24	91,655
MXN	130,458,053	USD	6,487,675	Citibank N.A.	12/18/24	(16,825)
MXN	63,066,842	USD	3,253,182	Citibank N.A.	12/18/24	(125,003)
MXN	122,955,116	USD	6,324,159	Citibank N.A.	12/18/24	(225,462)
MXN	109,820,433	USD	5,623,179	Goldman Sachs & Co.	12/18/24	(175,975)
MXN	125,253,263	USD	6,453,507	Goldman Sachs & Co.	12/18/24	(240,819)
MXN	62,776,507	USD	3,233,005	Goldman Sachs & Co.	12/18/24	(119,228)
MXN	128,944,141	USD	6,602,913	Goldman Sachs & Co.	12/18/24	(207,154)
MXN	61,121,118	USD	3,131,149	JPMorgan Chase Bank N.A.	12/18/24	(99,480)
MXN	128,422,951	USD	6,493,264	JPMorgan Chase Bank N.A.	12/18/24	(123,357)
MXN	182,718,257	USD	9,049,610	JPMorgan Chase Bank N.A.	12/18/24	13,399
MXN	136,943,900	USD	6,821,788	JPMorgan Chase Bank N.A.	12/18/24	(29,233)
MXN	129,738,777	USD	6,477,955	Morgan Stanley	12/18/24	(42,781)
MXN	132,393,396	USD	6,668,401	Morgan Stanley	12/18/24	(101,555)
MXN	123,432,606	USD	6,243,049	Morgan Stanley	12/18/24	(120,668)
MXN	214,782,303	USD	11,016,960	Morgan Stanley	12/18/24	(363,541)
USD	6,504,442	MXN	129,681,291	Bank of America N.A.(10)	12/18/24	72,120
USD	6,203,657	MXN	125,231,644	Bank of America N.A.(10)	12/18/24	(7,958)
USD	2,053,160	MXN	41,883,259	Citibank N.A.	12/18/24	(24,292)
USD	6,466,327	MXN	126,098,880	Goldman Sachs & Co.	12/18/24	211,696
9

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,140,526	MXN	61,411,835	Goldman Sachs & Co.	12/18/24	$94,438
USD	6,464,075	MXN	128,855,469	Goldman Sachs & Co.	12/18/24	72,715
USD	6,312,065	MXN	128,696,755	JPMorgan Chase Bank N.A.	12/18/24	(71,424)
USD	6,424,769	MXN	129,879,385	JPMorgan Chase Bank N.A.	12/18/24	(17,379)
USD	6,435,568	MXN	126,305,141	JPMorgan Chase Bank N.A.	12/18/24	170,706
USD	6,779,605	MXN	134,691,707	JPMorgan Chase Bank N.A.	12/18/24	98,761
USD	6,357,227	MXN	124,533,201	JPMorgan Chase Bank N.A.	12/18/24	180,255
USD	3,735,381	MXN	73,051,716	Morgan Stanley	12/18/24	111,943
USD	9,040,517	MXN	177,655,641	Morgan Stanley	12/18/24	228,619
USD	5,887,994	MXN	115,326,898	Morgan Stanley	12/18/24	167,664
USD	6,476,726	MXN	126,098,880	Morgan Stanley	12/18/24	222,095
USD	9,031,512	MXN	178,296,594	Morgan Stanley	12/18/24	187,822
MYR	75,936,498	USD	17,529,201	Goldman Sachs & Co.	12/18/24	(163,025)
PEN	24,752,480	USD	6,584,157	Citibank N.A.	12/18/24	(27,703)
PEN	24,422,045	USD	6,443,828	JPMorgan Chase Bank N.A.	12/18/24	25,100
PEN	21,448,911	USD	5,695,621	JPMorgan Chase Bank N.A.	12/18/24	(14,218)
PEN	24,448,437	USD	6,488,973	JPMorgan Chase Bank N.A.	12/18/24	(13,053)
USD	6,350,993	PEN	23,940,070	Bank of America N.A.(10)	12/18/24	9,731
USD	5,208,028	PEN	19,848,358	Goldman Sachs & Co.	12/18/24	(49,419)
USD	6,514,315	PEN	24,402,159	Goldman Sachs & Co.	12/18/24	50,654
USD	6,521,761	PEN	24,688,454	UBS AG	12/18/24	(17,734)
PLN	51,222,697	USD	12,721,774	Bank of America N.A.(10)	12/18/24	56,499
PLN	12,339,904	USD	3,141,553	Citibank N.A.	12/18/24	(63,178)
PLN	24,941,303	USD	6,376,235	JPMorgan Chase Bank N.A.	12/18/24	(154,251)
PLN	50,792,562	USD	12,910,062	JPMorgan Chase Bank N.A.	12/18/24	(239,092)
PLN	37,146,044	USD	9,370,765	JPMorgan Chase Bank N.A.	12/18/24	(104,125)
PLN	25,116,300	USD	6,377,578	Morgan Stanley	12/18/24	(111,939)
PLN	12,840,407	USD	3,218,285	Morgan Stanley	12/18/24	(15,052)
USD	6,486,756	PLN	25,389,526	Bank of America N.A.(10)	12/18/24	152,956
USD	6,334,870	PLN	25,319,513	Bank of America N.A.(10)	12/18/24	18,536
USD	6,827,558	PLN	26,243,195	Citibank N.A.	12/18/24	280,798
USD	9,561,350	PLN	37,689,935	Goldman Sachs & Co.	12/18/24	159,028
USD	3,114,661	PLN	12,538,270	Goldman Sachs & Co.	12/18/24	(13,199)
USD	2,956,755	PLN	11,645,712	JPMorgan Chase Bank N.A.	12/18/24	51,557
USD	3,222,671	PLN	13,018,117	JPMorgan Chase Bank N.A.	12/18/24	(24,894)
USD	1,229,536	PLN	4,763,946	Morgan Stanley	12/18/24	41,098
USD	3,201,259	PLN	12,584,093	Morgan Stanley	12/18/24	61,968
USD	3,168,568	PLN	12,673,289	Morgan Stanley	12/18/24	7,025
USD	3,921,156	PLN	15,275,056	UBS AG	12/18/24	110,563
USD	3,132,183	PLN	12,353,801	UBS AG	12/18/24	50,342
RON	14,919,547	USD	3,303,306	Citibank N.A.	12/18/24	(44,710)
RON	43,806,181	USD	9,559,094	Goldman Sachs & Co.	12/18/24	8,665
RON	29,200,635	USD	6,334,050	JPMorgan Chase Bank N.A.	12/18/24	43,695
USD	9,325,676	RON	42,485,505	JPMorgan Chase Bank N.A.	12/18/24	46,367
USD	6,387,086	RON	29,410,797	JPMorgan Chase Bank N.A.	12/18/24	(36,561)
THB	237,402,772	USD	7,182,079	JPMorgan Chase Bank N.A.	12/18/24	(125,971)
THB	344,074,384	USD	10,656,120	JPMorgan Chase Bank N.A.	12/18/24	(429,507)
THB	320,404,372	USD	9,561,341	JPMorgan Chase Bank N.A.	12/18/24	(38,251)
THB	333,096,447	USD	10,048,461	Morgan Stanley	12/18/24	(148,136)
THB	320,803,478	USD	9,574,423	UBS AG	12/18/24	(39,470)
THB	213,247,386	USD	6,456,231	UBS AG	12/18/24	(118,072)
THB	312,121,696	USD	9,275,837	UBS AG	12/18/24	1,075
THB	308,082,091	USD	9,145,023	UBS AG	12/18/24	11,824
10

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,323,790	THB	278,914,401	Citibank N.A.	12/18/24	$33,869
USD	6,439,537	THB	216,148,865	Citibank N.A.	12/18/24	15,139
USD	3,288,274	THB	108,380,511	Morgan Stanley	12/18/24	66,977
USD	3,288,091	THB	108,838,116	Morgan Stanley	12/18/24	53,194
USD	6,587,133	THB	216,782,535	Morgan Stanley	12/18/24	143,901
USD	3,591,672	THB	117,387,699	Morgan Stanley	12/18/24	102,663
USD	6,533,152	THB	216,210,741	Morgan Stanley	12/18/24	106,915
USD	4,767,234	THB	159,455,413	Morgan Stanley	12/18/24	27,885
USD	12,776,421	THB	427,737,970	UBS AG	12/18/24	63,151
USD	13,010,340	THB	432,415,561	UBS AG	12/18/24	158,042
USD	3,799,693	THB	126,852,004	UBS AG	12/18/24	29,386
USD	8,982,682	THB	303,151,149	UBS AG	12/18/24	(27,606)
TRY	237,309,936	USD	6,250,291	Citibank N.A.	12/18/24	372,116
TRY	115,582,957	USD	3,094,332	Goldman Sachs & Co.	12/18/24	131,144
TRY	153,880,878	USD	4,091,064	JPMorgan Chase Bank N.A.	12/18/24	203,160
TWD	209,248,795	USD	6,730,421	Bank of America N.A.(10)	12/18/24	(148,988)
USD	6,656,682	TWD	209,248,795	Morgan Stanley	12/18/24	75,248
USD	6,271,968	ZAR	109,949,844	Bank of America N.A.(10)	12/18/24	58,858
USD	5,940,869	ZAR	105,342,348	Bank of America N.A.(10)	12/18/24	(11,878)
USD	6,329,050	ZAR	112,091,641	Bank of America N.A.(10)	12/18/24	(5,090)
USD	6,414,594	ZAR	113,055,904	Goldman Sachs & Co.	12/18/24	25,966
USD	6,628,424	ZAR	117,924,004	Goldman Sachs & Co.	12/18/24	(35,294)
USD	6,153,320	ZAR	109,704,501	Goldman Sachs & Co.	12/18/24	(45,926)
USD	6,544,735	ZAR	115,327,862	JPMorgan Chase Bank N.A.	12/18/24	27,721
USD	3,364,806	ZAR	58,595,428	JPMorgan Chase Bank N.A.	12/18/24	53,662
USD	6,332,040	ZAR	111,482,757	JPMorgan Chase Bank N.A.	12/18/24	32,308
USD	6,729,979	ZAR	118,347,853	JPMorgan Chase Bank N.A.	12/18/24	42,310
USD	2,872,871	ZAR	51,453,693	JPMorgan Chase Bank N.A.	12/18/24	(34,704)
USD	1,082,433	ZAR	19,582,846	Morgan Stanley	12/18/24	(24,166)
USD	6,361,285	ZAR	115,197,324	Morgan Stanley	12/18/24	(148,352)
USD	1,789,104	ZAR	31,941,922	Morgan Stanley	12/18/24	(15,889)
USD	7,346,216	ZAR	128,044,983	Morgan Stanley	12/18/24	110,576
USD	6,454,343	ZAR	112,327,441	Morgan Stanley	12/18/24	106,879
USD	6,276,137	ZAR	110,732,288	Morgan Stanley	12/18/24	18,813
USD	6,496,959	ZAR	114,593,174	Morgan Stanley	12/18/24	21,461
USD	6,859,663	ZAR	121,964,238	Morgan Stanley	12/18/24	(32,363)
ZAR	109,605,822	USD	6,262,997	Bank of America N.A.(10)	12/18/24	(69,328)
ZAR	112,951,238	USD	6,466,951	Bank of America N.A.(10)	12/18/24	(84,237)
ZAR	112,513,348	USD	6,387,467	Bank of America N.A.(10)	12/18/24	(29,498)
ZAR	226,986,547	USD	12,816,936	Bank of America N.A.(10)	12/18/24	9,751
ZAR	116,031,927	USD	6,425,682	Citibank N.A.	12/18/24	131,118
ZAR	225,697,795	USD	12,788,825	Goldman Sachs & Co.	12/18/24	(34,963)
ZAR	113,523,305	USD	6,444,114	JPMorgan Chase Bank N.A.	12/18/24	(29,073)
ZAR	78,858,012	USD	4,446,553	JPMorgan Chase Bank N.A.	12/18/24	9,601
ZAR	106,460,440	USD	6,057,335	Morgan Stanley	12/18/24	(41,407)
ZAR	50,080,185	USD	2,896,295	Morgan Stanley	12/18/24	(66,335)
ZAR	140,580,416	USD	8,084,157	Morgan Stanley	12/18/24	(140,158)
ZAR	115,243,209	USD	6,528,179	Morgan Stanley	12/18/24	(15,949)
ZAR	176,666,915	USD	9,940,831	Morgan Stanley	12/18/24	42,365
ZAR	114,156,052	USD	6,443,938	Morgan Stanley	12/18/24	6,858
						$(527,718)

11

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	81	December 2024	$16,681,570	$(197,486)
U.S. Treasury 5-Year Notes	286	December 2024	30,669,031	(751,464)
U.S. Treasury 10-Year Notes	101	December 2024	11,157,344	(400,540)
U.S. Treasury Long Bonds	4	December 2024	471,875	(25,914)
U.S. Treasury Ultra Bonds	95	December 2024	11,934,375	(787,256)
			$70,914,195	$(2,162,660)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	379	December 2024	$43,111,250	$1,672,191
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Chile Government International Bonds	Buy	(1.00)%	6/20/29	$7,500,000	$(133,669)	$(23,070)	$(156,739)
Markit CDX Emerging Markets Index Series 41	Buy	(1.00)%	6/20/29	$16,550,000	482,577	(121,414)	361,163
Markit CDX North America High Yield Index Series 42	Buy	(5.00)%	6/20/29	$9,500,000	(585,068)	(161,853)	(746,921)
Mexico Government International Bonds	Buy	(1.00)%	6/20/29	$23,160,000	(53,346)	183,799	130,453
					$(289,506)	$(122,538)	$(412,044)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
BZDIOVRA	Pay	11.97%	1/2/26	BRL	38,987,649	$(548)	$(51,653)	$(52,201)

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Bank of America N.A.(10)	BZDIOVRA	Pay	11.15%	1/2/26	BRL	23,069,921	$(63,038)
Goldman Sachs & Co.	BZDIOVRA	Pay	12.96%	1/2/26	BRL	60,455,066	215,694
Goldman Sachs & Co.	BZDIOVRA	Pay	10.85%	1/2/26	BRL	27,510,129	(167,555)
Goldman Sachs & Co.	BZDIOVRA	Pay	10.37%	1/2/26	BRL	27,923,471	(227,506)
Goldman Sachs & Co.	BZDIOVRA	Pay	9.63%	1/2/26	BRL	53,716,175	(394,347)
Goldman Sachs & Co.	BZDIOVRA	Pay	11.03%	1/2/26	BRL	54,000,000	(163,244)
							$(799,996)
^Amount represents value and unrealized appreciation (depreciation).
12

NOTES TO SCHEDULE OF INVESTMENTS
AUD	–	Australian Dollar
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
THB	–	Thai Baht
TRY	–	Turkish Lira
TWD	–	Taiwanese Dollar
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $143,404,479, which represented 22.7% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Security is in default.
(5)Non-income producing.
(6)Maturity is in default.
(7)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,074,654. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(8)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $5,372,960.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,239,070.
(10)Collateral has been received at the custodian bank for collateral requirements on swap agreements and forward foreign currency exchange contracts. At the period end, the aggregate value of securities received was $1,152,818.

See Notes to Financial Statements.
13

Statement of Assets and Liabilities

OCTOBER 31, 2024
Assets
Investment securities, at value (cost of $618,448,394) — including $4,074,654 of securities on loan	$627,264,525
Investment made with cash collateral received for securities on loan, at value (cost of $4,239,070)	4,239,070
Total investment securities, at value (cost of $622,687,464)	631,503,595
Cash	440,153
Foreign currency holdings, at value (cost of $1,743,111)	430,858
Receivable for investments sold	4,472,945
Receivable for capital shares sold	37,127
Receivable for variation margin on futures contracts	7,039
Receivable for variation margin on swap agreements	71,494
Unrealized appreciation on forward foreign currency exchange contracts	17,367,530
Swap agreements, at value	215,694
Interest receivable	8,565,846
Securities lending receivable	381
663,112,662

Liabilities
Payable for collateral received for securities on loan	4,239,070
Payable for investments purchased	6,785,674
Payable for capital shares redeemed	392,218
Unrealized depreciation on forward foreign currency exchange contracts	17,895,248
Swap agreements, at value	1,015,690
Accrued management fees	92,282
Distribution and service fees payable	182
Accrued foreign taxes	4,812
30,425,176

Net Assets	$632,687,486

Net Assets Consist of:
Capital paid in	$735,943,204
Distributable earnings (loss)	(103,255,718)
$632,687,486

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$88,007,221	9,861,673	$8.92
I Class	$4,189,610	469,148	$8.93
Y Class	$29,344,861	3,288,210	$8.92
A Class	$273,427	30,687	$8.91
C Class	$41,300	4,650	$8.88
R Class	$206,965	23,247	$8.90
R5 Class	$42,783	4,794	$8.92
R6 Class	$284,196	31,840	$8.93
G Class	$510,297,123	57,128,527	$8.93
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.33 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
14

Statement of Operations

YEAR ENDED OCTOBER 31, 2024
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $383,208)	$41,575,907
Securities lending, net	19,058
41,594,965

Expenses:
Management fees	4,753,307
Interest expenses	104,849
Distribution and service fees:
A Class	631
C Class	109
R Class	929
Trustees' fees and expenses	43,295
4,903,120
Fees waived(1)	(3,694,654)
1,208,466

Net investment income (loss)	40,386,499

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $71,606)	(12,448,162)
Forward foreign currency exchange contract transactions	1,816,637
Futures contract transactions	(539,089)
Swap agreement transactions	(4,552,597)
Foreign currency translation transactions	62,995
(15,660,216)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(4,812))	58,667,787
Forward foreign currency exchange contracts	(972,299)
Futures contracts	(134,111)
Swap agreements	(1,150,836)
Translation of assets and liabilities in foreign currencies	(21,654)
56,388,887

Net realized and unrealized gain (loss)	40,728,671

Net Increase (Decrease) in Net Assets Resulting from Operations	$81,115,170
(1)Amount consists of $26,070, $1,429, $8,397, $76, $4, $56, $20, $86 and $3,658,516 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
15

Statement of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2024 AND OCTOBER 31, 2023
Increase (Decrease) in Net Assets	October 31, 2024	October 31, 2023
Operations
Net investment income (loss)	$40,386,499	$39,093,749
Net realized gain (loss)	(15,660,216)	(23,986,953)
Change in net unrealized appreciation (depreciation)	56,388,887	27,372,783
Net increase (decrease) in net assets resulting from operations	81,115,170	42,479,579

Distributions to Shareholders
From earnings:
Investor Class	(4,772,930)	(4,819,159)
I Class	(272,234)	(380,601)
Y Class	(1,606,202)	(1,226,137)
A Class	(13,525)	(9,908)
C Class	(362)	(536)
R Class	(9,161)	(8,118)
R5 Class	(3,892)	(2,481)
R6 Class	(16,683)	(13,472)
G Class	(33,272,440)	(29,076,759)
Decrease in net assets from distributions	(39,967,429)	(35,537,171)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(15,773,755)	55,352,762

Net increase (decrease) in net assets	25,373,986	62,295,170

Net Assets
Beginning of period	607,313,500	545,018,330
End of period	$632,687,486	$607,313,500

See Notes to Financial Statements.
16

Notes to Financial Statements

OCTOBER 31, 2024

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Emerging Markets Debt Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment
17

securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$4,239,070	—	—	—	$4,239,070
Gross amount of recognized liabilities for securities lending transactions					$4,239,070

(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.
18

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 49% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  During the period ended October 31, 2024, the investment advisor agreed to waive 0.03% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2025 and cannot terminate it prior to such date without the approval of the Board of Trustees.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for each class for the period ended October 31, 2024 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.96%	0.93%
I Class	0.86%	0.83%
Y Class	0.76%	0.73%
A Class	0.96%	0.93%
C Class	0.96%	0.93%
R Class	0.96%	0.93%
R5 Class	0.76%	0.73%
R6 Class	0.71%	0.68%
G Class	0.71%	0.00%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended October 31, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended October 31, 2024 totaled $605,116,087, none of which were U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended October 31, 2024 totaled $565,190,879, of which $7,651,255 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended October 31, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	681,361	$6,024,489	2,927,613	$26,075,927
Issued in reinvestment of distributions	536,727	4,763,657	553,255	4,809,898
Redeemed	(1,732,963)	(15,302,986)	(3,502,061)	(30,553,468)
	(514,875)	(4,514,840)	(21,193)	332,357
I Class
Sold	493,137	4,381,400	1,033,805	9,110,009
Issued in reinvestment of distributions	30,644	272,234	43,813	380,601
Redeemed	(680,621)	(6,041,541)	(1,046,104)	(9,194,378)
	(156,840)	(1,387,907)	31,514	296,232
Y Class
Sold	773,260	6,851,071	608,477	5,303,704
Issued in reinvestment of distributions	180,999	1,606,202	141,050	1,225,687
Redeemed	(559,402)	(4,972,808)	(411,895)	(3,596,253)
	394,857	3,484,465	337,632	2,933,138
A Class
Sold	5,479	49,453	7,782	65,419
Issued in reinvestment of distributions	1,526	13,525	1,141	9,908
Redeemed	(4,981)	(44,650)	(4,989)	(43,729)
	2,024	18,328	3,934	31,598
C Class
Sold	3,734	34,166	—	—
Issued in reinvestment of distributions	41	362	62	536
Redeemed	—	—	(1,207)	(10,607)
	3,775	34,528	(1,145)	(10,071)
R Class
Sold	8,102	71,703	10,249	89,257
Issued in reinvestment of distributions	1,033	9,161	933	8,092
Redeemed	(4,258)	(37,527)	(10,889)	(92,508)
	4,877	43,337	293	4,841
R5 Class
Sold	39	351	6,466	56,760
Issued in reinvestment of distributions	439	3,892	285	2,481
Redeemed	(3,147)	(28,810)	(135)	(1,185)
	(2,669)	(24,567)	6,616	58,056
R6 Class
Sold	2,535	22,359	6,462	56,321
Issued in reinvestment of distributions	1,880	16,683	1,550	13,472
Redeemed	(3,824)	(34,231)	(9,281)	(81,093)
	591	4,811	(1,269)	(11,300)
G Class
Sold	4,551,568	40,593,552	5,968,432	52,150,865
Issued in reinvestment of distributions	3,748,656	33,272,440	3,345,892	29,076,759
Redeemed	(9,757,224)	(87,297,902)	(3,364,117)	(29,509,713)
	(1,457,000)	(13,431,910)	5,950,207	51,717,911
Net increase (decrease)	(1,725,260)	$(15,773,755)	6,306,589	$55,352,762

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$493,074,957	—
Corporate Bonds	—	89,040,397	—
U.S. Treasury Securities	—	6,752,270	—
Preferred Stocks	—	411,472	—
Short-Term Investments	$4,391,499	37,833,000	—
	$4,391,499	$627,112,096	—
Other Financial Instruments
Futures Contracts	$1,672,191	—	—
Swap Agreements	—	$707,310	—
Forward Foreign Currency Exchange Contracts	—	17,367,530	—
	$1,672,191	$18,074,840	—

Liabilities
Other Financial Instruments
Futures Contracts	$2,162,660	—	—
Swap Agreements	—	$1,971,551	—
Forward Foreign Currency Exchange Contracts	—	17,895,248	—
	$2,162,660	$19,866,799	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $100,234,167.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,208,302,923.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $47,480,600 futures contracts purchased and $45,070,448 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $42,070,856.

Value of Derivative Instruments as of October 31, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$71,494	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	17,367,530	Unrealized depreciation on forward foreign currency exchange contracts	$17,895,248
Interest Rate Risk	Receivable for variation margin on futures contracts*	7,039	Payable for variation margin on futures contracts*	—
Interest Rate Risk	Swap agreements	215,694	Swap agreements	1,015,690
		$17,661,757		$18,910,938
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(4,704,259)	Change in net unrealized appreciation (depreciation) on swap agreements	$33,703
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	1,816,637	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(972,299)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(539,089)	Change in net unrealized appreciation (depreciation) on futures contracts	(134,111)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	151,662	Change in net unrealized appreciation (depreciation) on swap agreements	(1,184,539)
		$(3,275,049)		$(2,257,246)

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$2,536,554	$(716,123)	$(1,152,818)	$667,613
Citibank N.A.	2,805,594	(2,308,857)	—	496,737
Goldman Sachs & Co.	2,868,128	(2,868,128)	—	—
JPMorgan Chase Bank N.A.	2,140,609	(2,140,609)	—	—
Morgan Stanley	2,481,905	(2,481,905)	—	—
UBS AG	4,750,434	(4,750,434)	—	—
	$17,583,224	$(15,266,056)	$(1,152,818)	$1,164,350

Liabilities
Bank of America N.A.	$716,123	$(716,123)	—	—
Citibank N.A.	2,308,857	(2,308,857)	—	—
Goldman Sachs & Co.	3,595,901	(2,868,128)	$(583,257)	$144,516
JPMorgan Chase Bank N.A.	4,873,664	(2,140,609)	(971,245)	1,761,810
Morgan Stanley	2,635,054	(2,481,905)	(153,149)	—
UBS AG	4,781,339	(4,750,434)	(30,905)	—
	$18,910,938	$(15,266,056)	(1,738,556)	$1,906,326
*The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

23

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

9. Federal Tax Information

The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$39,967,429	$35,537,171
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$627,328,975
Gross tax appreciation of investments	$17,751,174
Gross tax depreciation of investments	(13,576,554)
Net tax appreciation (depreciation) of investments	4,174,620
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(2,930,430)
Net tax appreciation (depreciation)	$1,244,190
Other book-to-tax adjustments	$(1,555,301)
Undistributed ordinary income	$3,811,737
Accumulated short-term capital losses	$(58,561,948)
Accumulated long-term capital losses	$(48,194,396)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. Other book-to tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
24

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$8.36	0.50	0.56	1.06	(0.50)	$8.92	12.78%	0.95%	0.98%	5.60%	5.57%	98%	$88,007
2023	$8.22	0.48	0.10	0.58	(0.44)	$8.36	6.95%	1.00%	1.01%	5.54%	5.53%	66%	$86,778
2022	$10.48	0.43	(2.49)	(2.06)	(0.20)	$8.22	(19.89)%	0.98%	0.98%	4.70%	4.70%	125%	$85,456
2021	$10.32	0.40	0.15	0.55	(0.39)	$10.48	5.29%	0.97%	0.97%	3.77%	3.77%	51%	$103,626
2020	$10.46	0.39	(0.16)	0.23	(0.37)	$10.32	2.34%	0.97%	0.97%	3.83%	3.83%	68%	$89,509
I Class
2024	$8.37	0.51	0.55	1.06	(0.50)	$8.93	12.88%	0.85%	0.88%	5.70%	5.67%	98%	$4,190
2023	$8.22	0.49	0.11	0.60	(0.45)	$8.37	7.19%	0.90%	0.91%	5.64%	5.63%	66%	$5,237
2022	$10.47	0.44	(2.48)	(2.04)	(0.21)	$8.22	(19.74)%	0.88%	0.88%	4.80%	4.80%	125%	$4,887
2021	$10.32	0.41	0.14	0.55	(0.40)	$10.47	5.30%	0.87%	0.87%	3.87%	3.87%	51%	$12,356
2020	$10.46	0.40	(0.16)	0.24	(0.38)	$10.32	2.44%	0.87%	0.87%	3.93%	3.93%	68%	$1,887
Y Class
2024	$8.36	0.51	0.56	1.07	(0.51)	$8.92	13.01%	0.75%	0.78%	5.80%	5.77%	98%	$29,345
2023	$8.22	0.50	0.10	0.60	(0.46)	$8.36	7.17%	0.80%	0.81%	5.74%	5.73%	66%	$24,197
2022	$10.47	0.45	(2.48)	(2.03)	(0.22)	$8.22	(19.67)%	0.78%	0.78%	4.90%	4.90%	125%	$21,008
2021	$10.32	0.42	0.14	0.56	(0.41)	$10.47	5.40%	0.77%	0.77%	3.97%	3.97%	51%	$26,539
2020	$10.46	0.41	(0.16)	0.25	(0.39)	$10.32	2.55%	0.77%	0.77%	4.03%	4.03%	68%	$18,475
A Class
2024	$8.35	0.47	0.56	1.03	(0.47)	$8.91	12.52%	1.20%	1.23%	5.35%	5.32%	98%	$273
2023	$8.21	0.46	0.10	0.56	(0.42)	$8.35	6.70%	1.25%	1.26%	5.29%	5.28%	66%	$239
2022	$10.47	0.41	(2.49)	(2.08)	(0.18)	$8.21	(20.09)%	1.23%	1.23%	4.45%	4.45%	125%	$203
2021	$10.31	0.38	0.14	0.52	(0.36)	$10.47	5.03%	1.22%	1.22%	3.52%	3.52%	51%	$271
2020	$10.45	0.37	(0.16)	0.21	(0.35)	$10.31	2.08%	1.22%	1.22%	3.58%	3.58%	68%	$363
C Class
2024	$8.32	0.42	0.55	0.97	(0.41)	$8.88	11.72%	1.95%	1.98%	4.60%	4.57%	98%	$41
2023	$8.18	0.39	0.10	0.49	(0.35)	$8.32	5.92%	2.00%	2.01%	4.54%	4.53%	66%	$7
2022	$10.45	0.34	(2.48)	(2.14)	(0.13)	$8.18	(20.67)%	1.98%	1.98%	3.70%	3.70%	125%	$17
2021	$10.29	0.30	0.14	0.44	(0.28)	$10.45	4.25%	1.97%	1.97%	2.77%	2.77%	51%	$36
2020	$10.44	0.29	(0.17)	0.12	(0.27)	$10.29	1.23%	1.97%	1.97%	2.83%	2.83%	68%	$41

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$8.34	0.45	0.56	1.01	(0.45)	$8.90	12.12%	1.45%	1.48%	5.10%	5.07%	98%	$207
2023	$8.20	0.44	0.10	0.54	(0.40)	$8.34	6.56%	1.50%	1.51%	5.04%	5.03%	66%	$153
2022	$10.46	0.39	(2.49)	(2.10)	(0.16)	$8.20	(20.29)%	1.48%	1.48%	4.20%	4.20%	125%	$148
2021	$10.30	0.35	0.14	0.49	(0.33)	$10.46	4.67%	1.47%	1.47%	3.27%	3.27%	51%	$161
2020	$10.45	0.34	(0.17)	0.17	(0.32)	$10.30	1.84%	1.47%	1.47%	3.33%	3.33%	68%	$139
R5 Class
2024	$8.36	0.51	0.56	1.07	(0.51)	$8.92	13.01%	0.75%	0.78%	5.80%	5.77%	98%	$43
2023	$8.22	0.50	0.10	0.60	(0.46)	$8.36	7.17%	0.80%	0.81%	5.74%	5.73%	66%	$62
2022	$10.48	0.46	(2.50)	(2.04)	(0.22)	$8.22	(19.75)%	0.78%	0.78%	4.90%	4.90%	125%	$7
2021	$10.32	0.42	0.15	0.57	(0.41)	$10.48	5.49%	0.77%	0.77%	3.97%	3.97%	51%	$8
2020	$10.46	0.41	(0.16)	0.25	(0.39)	$10.32	2.56%	0.77%	0.77%	4.03%	4.03%	68%	$8
R6 Class
2024	$8.36	0.52	0.57	1.09	(0.52)	$8.93	12.93%	0.70%	0.73%	5.85%	5.82%	98%	$284
2023	$8.22	0.51	0.09	0.60	(0.46)	$8.36	7.35%	0.75%	0.76%	5.79%	5.78%	66%	$261
2022	$10.48	0.46	(2.50)	(2.04)	(0.22)	$8.22	(19.71)%	0.73%	0.73%	4.95%	4.95%	125%	$267
2021	$10.32	0.43	0.14	0.57	(0.41)	$10.48	5.56%	0.72%	0.72%	4.02%	4.02%	51%	$350
2020	$10.46	0.42	(0.16)	0.26	(0.40)	$10.32	2.60%	0.72%	0.72%	4.08%	4.08%	68%	$1,958
G Class
2024	$8.37	0.58	0.56	1.14	(0.58)	$8.93	13.82%	0.02%	0.73%	6.53%	5.82%	98%	$510,297
2023	$8.23	0.57	0.09	0.66	(0.52)	$8.37	7.97%	0.05%	0.76%	6.49%	5.78%	66%	$490,377
2022	$10.47	0.52	(2.48)	(1.96)	(0.28)	$8.23	(19.02)%	0.02%	0.73%	5.66%	4.95%	125%	$433,025
2021	$10.32	0.50	0.14	0.64	(0.49)	$10.47	6.20%	0.01%	0.72%	4.73%	4.02%	51%	$578,327
2020	$10.46	0.49	(0.16)	0.33	(0.47)	$10.32	3.33%	0.01%	0.72%	4.79%	4.08%	68%	$435,472

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Emerging Markets Debt Fund and the Board of Trustees of American Century International Bond Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Emerging Markets Debt Fund (the “Fund”), one of the funds constituting American Century International Bond Funds, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended October 31, 2021, were audited by other auditors, whose report, dated December 17, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
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Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
28

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other
29

components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.03% (e.g., the Investor Class unified fee will be reduced from 0.96% to 0.93%) for at least one year, beginning August 1, 2024. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
30

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90985 2412

Annual Financial Statements and Other Information

October 31, 2024

Global Bond Fund
Investor Class (AGBVX)
I Class (AGBHX)
Y Class (AGBWX)
A Class (AGBAX)
C Class (AGBTX)
R Class (AGBRX)
R5 Class (AGBNX)
R6 Class (AGBDX)
G Class (AGBGX)

Schedule of Investments

OCTOBER 31, 2024

		Principal Amount/Shares	Value
CORPORATE BONDS — 30.6%
Aerospace and Defense — 0.6%
Bombardier, Inc., 7.25%, 7/1/31(1)		$3,444,000	$3,562,501
Bombardier, Inc., 7.00%, 6/1/32(1)		2,645,000	2,711,258
L3Harris Technologies, Inc., 5.50%, 8/15/54		1,005,000	1,004,404
Northrop Grumman Corp., 4.90%, 6/1/34		1,071,000	1,058,294
Northrop Grumman Corp., 5.15%, 5/1/40		925,000	904,883
RTX Corp., 6.40%, 3/15/54		1,125,000	1,267,230
Spirit AeroSystems, Inc., 4.60%, 6/15/28		1,027,000	980,869
TransDigm, Inc., 6.75%, 8/15/28(1)		3,482,000	3,561,080
TransDigm, Inc., 6.625%, 3/1/32(1)		3,950,000	4,021,808
			19,072,327
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29		2,000,000	2,066,583
GXO Logistics, Inc., 6.50%, 5/6/34		970,000	1,007,674
United Parcel Service, Inc., 5.50%, 5/22/54		880,000	898,614
			3,972,871
Automobile Components — 0.3%
Aptiv PLC/Aptiv Global Financing DAC, VRN, 6.875%, 12/15/54		3,046,000	2,971,729
ZF North America Capital, Inc., 6.875%, 4/23/32(1)		7,256,000	7,094,653
			10,066,382
Automobiles — 0.4%
American Honda Finance Corp., 4.95%, 1/9/26		2,100,000	2,108,995
Ford Motor Credit Co. LLC, 5.85%, 5/17/27		1,750,000	1,767,044
Ford Motor Credit Co. LLC, 6.05%, 11/5/31(2)		2,125,000	2,125,000
Ford Motor Credit Co. LLC, 6.125%, 3/8/34		1,500,000	1,485,695
General Motors Financial Co., Inc., 5.60%, 6/18/31		1,405,000	1,416,274
General Motors Financial Co., Inc., 5.95%, 4/4/34		955,000	974,335
Hyundai Capital America, 6.50%, 1/16/29(1)		472,000	496,314
Hyundai Capital America, 6.20%, 9/21/30(1)		933,000	979,839
Toyota Motor Credit Corp., 5.55%, 11/20/30		1,850,000	1,921,558
			13,275,054
Banks — 7.3%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	600,000	595,803
Abanca Corp. Bancaria SA, VRN, 5.875%, 4/2/30	EUR	3,000,000	3,566,105
Banca Monte dei Paschi di Siena SpA, VRN, 4.75%, 3/15/29	EUR	2,000,000	2,249,867
Banco BPM SpA, 3.375%, 1/24/30	EUR	2,400,000	2,658,115
Banco de Credito del Peru SA, VRN, 5.80%, 3/10/35(1)		$4,560,000	4,482,480
Banco de Credito Social Cooperativo SA, VRN, 7.50%, 9/14/29	EUR	3,000,000	3,702,075
Banco Santander SA, VRN, 2.25%, 10/4/32	GBP	3,200,000	3,744,462
Bancolombia SA, VRN, 4.625%, 12/18/29		$3,304,000	3,290,914
Bank of America Corp., 2.30%, 7/25/25	GBP	800,000	1,011,873
Bank of America Corp., VRN, 5.82%, 9/15/29		$635,000	655,576
Bank of America Corp., VRN, 5.29%, 4/25/34		3,485,000	3,502,031
Bank of America Corp., VRN, 5.47%, 1/23/35		5,010,000	5,086,305
Bank of America Corp., VRN, 5.52%, 10/25/35		2,255,000	2,238,989
Banque Federative du Credit Mutuel SA, 5.00%, 1/19/26	GBP	1,500,000	1,932,323
Banque Federative du Credit Mutuel SA, VRN, 3.875%, 6/16/32	EUR	1,000,000	1,088,440
Barclays PLC, 3.25%, 2/12/27	GBP	600,000	741,448
Barclays PLC, VRN, 4.92%, 8/8/30	EUR	1,500,000	1,729,676

		Principal Amount/Shares	Value
Barclays PLC, VRN, 8.41%, 11/14/32	GBP	1,500,000	$2,059,041
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)		$2,500,000	2,455,246
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)		1,505,000	1,524,519
BNP Paribas SA, VRN, 5.50%, 5/20/30(1)		2,680,000	2,718,980
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	3,500,000	4,267,992
BPCE SA, VRN, 2.50%, 11/30/32	GBP	2,000,000	2,331,652
BPCE SA, VRN, 4.125%, 3/8/33	EUR	2,000,000	2,218,849
BPCE SA, VRN, 7.00%, 10/19/34(1)		$1,785,000	1,949,024
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	2,000,000	2,065,302
Caixa Geral de Depositos SA, VRN, 5.75%, 10/31/28	EUR	2,000,000	2,331,116
CaixaBank SA, VRN, 6.25%, 2/23/33	EUR	4,500,000	5,240,906
Canadian Imperial Bank of Commerce, VRN, 6.95%, 1/28/85(2)		$4,025,000	4,027,581
Citigroup, Inc., VRN, 6.27%, 11/17/33		1,605,000	1,709,828
Citigroup, Inc., VRN, 5.83%, 2/13/35		595,000	600,407
Commerzbank AG, VRN, 6.50%, 12/6/32	EUR	1,500,000	1,745,314
Credit Agricole Italia SpA, 3.50%, 1/15/30	EUR	9,000,000	10,061,556
Credit Agricole SA, VRN, 5.50%, 8/28/33	EUR	2,000,000	2,297,944
Credit Mutuel Arkea SA, 1.125%, 5/23/29	EUR	1,600,000	1,586,728
Danske Bank AS, VRN, 5.71%, 3/1/30(1)		$1,075,000	1,097,519
Danske Bank AS, VRN, 4.125%, 1/10/31	EUR	1,200,000	1,360,339
Discover Bank, 3.45%, 7/27/26		$370,000	360,755
DNB Bank ASA, VRN, 4.85%, 11/5/30(1)(2)		6,000,000	5,985,401
Eurobank SA, VRN, 5.875%, 11/28/29	EUR	2,000,000	2,348,490
Eurobank SA, VRN, 4.875%, 4/30/31	EUR	2,000,000	2,281,493
European Investment Bank, 3.90%, 6/15/28(1)	CAD	12,184,000	8,969,003
European Union, 0.00%, 7/4/31(3)	EUR	20,800,000	18,901,316
HSBC Holdings PLC, VRN, 1.75%, 7/24/27	GBP	1,500,000	1,822,456
International Bank for Reconstruction & Development, 0.00%, 2/21/30(3)	EUR	20,413,000	19,426,615
Intesa Sanpaolo SpA, 4.375%, 8/29/27	EUR	2,000,000	2,253,773
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)		$2,245,000	2,552,029
Intesa Sanpaolo SpA, VRN, 6.18%, 2/20/34	EUR	2,500,000	2,934,583
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29		$2,805,000	2,847,282
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29		2,808,000	2,929,779
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35		1,966,000	1,983,662
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35		3,367,000	3,505,418
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35		1,386,000	1,394,272
JPMorgan Chase & Co., VRN, 4.95%, 10/22/35		1,640,000	1,608,104
La Banque Postale SA, VRN, 5.625%, 9/21/28	GBP	1,000,000	1,287,883
La Banque Postale SA, VRN, 0.75%, 8/2/32	EUR	4,500,000	4,529,594
Lloyds Banking Group PLC, VRN, 1.99%, 12/15/31	GBP	2,000,000	2,405,163
Morgan Stanley Bank NA, VRN, 4.97%, 7/14/28		$1,855,000	1,865,682
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,293,214
Santander U.K. PLC, 1.125%, 3/12/27	EUR	6,000,000	6,302,582
Societe Generale SA, VRN, 5.75%, 1/22/32	GBP	3,500,000	4,457,548
Standard Chartered PLC, VRN, 5.01%, 10/15/30(1)		$2,062,000	2,038,315
Standard Chartered PLC, VRN, 1.20%, 9/23/31	EUR	2,000,000	2,077,227
Svenska Handelsbanken AB, VRN, 4.625%, 8/23/32	GBP	3,000,000	3,757,470
Synchrony Bank, 5.40%, 8/22/25		$1,248,000	1,248,781
TSB Bank PLC, 3.32%, 3/5/29	EUR	2,000,000	2,223,661
U.S. Bancorp, VRN, 5.73%, 10/21/26		$3,170,000	3,196,230
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		4,200,000	4,186,716
Wells Fargo & Co., 3.55%, 9/29/25		3,285,000	3,253,950
Wells Fargo & Co., VRN, 6.30%, 10/23/29		2,380,000	2,494,679
Wells Fargo & Co., VRN, 5.39%, 4/24/34		1,332,000	1,341,510

		Principal Amount/Shares	Value
Wells Fargo & Co., VRN, 5.56%, 7/25/34		$896,000	$911,470
Wells Fargo & Co., VRN, 5.01%, 4/4/51		1,585,000	1,482,046
Westpac Banking Corp., 0.375%, 4/2/26	EUR	1,000,000	1,054,511
Westpac Banking Corp., VRN, 2.89%, 2/4/30		$3,545,000	3,518,363
			233,957,351
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		3,610,000	3,480,669
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	997,372
			4,478,041
Biotechnology — 0.3%
AbbVie, Inc., 2.95%, 11/21/26		$1,570,000	1,523,067
AbbVie, Inc., 5.35%, 3/15/44		1,477,000	1,482,563
AbbVie, Inc., 5.40%, 3/15/54		695,000	700,769
Amgen, Inc., 5.65%, 3/2/53		2,085,000	2,099,038
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)		5,025,000	4,957,276
			10,762,713
Building Products — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		8,646,000	8,268,179
Builders FirstSource, Inc., 6.375%, 3/1/34(1)		4,728,000	4,772,008
Standard Industries, Inc., 4.375%, 7/15/30(1)		670,000	616,194
Standard Industries, Inc., 6.50%, 8/15/32(1)		1,313,000	1,322,383
			14,978,764
Capital Markets — 1.8%
ARES Strategic Income Fund, 6.35%, 8/15/29(1)		2,335,000	2,352,917
Blackstone Private Credit Fund, 4.95%, 9/26/27(1)		2,129,000	2,090,695
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)		624,000	655,530
Blackstone Private Credit Fund, 5.95%, 7/16/29(1)		570,000	573,053
Blue Owl Capital Corp., 2.875%, 6/11/28		2,545,000	2,299,757
Blue Owl Credit Income Corp., 7.75%, 1/15/29		2,455,000	2,588,033
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)		1,000,000	1,012,750
Charles Schwab Corp., VRN, 6.20%, 11/17/29		935,000	982,621
Charles Schwab Corp., VRN, 6.14%, 8/24/34		825,000	875,795
CI Financial Corp., 7.50%, 5/30/29(1)		2,195,000	2,286,131
Deutsche Bank AG, 2.625%, 12/16/24	GBP	2,100,000	2,698,322
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	1,400,000	1,789,689
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29		$4,350,000	4,590,619
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30		649,000	640,705
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35		1,409,000	1,460,453
Golub Capital BDC, Inc., 7.05%, 12/5/28		1,853,000	1,927,581
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)		1,531,000	1,492,469
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)		5,935,000	5,942,551
Morgan Stanley, VRN, 5.16%, 4/20/29		1,557,000	1,570,621
Morgan Stanley, VRN, 6.41%, 11/1/29		780,000	821,564
Morgan Stanley, VRN, 6.63%, 11/1/34		3,455,000	3,789,182
Morgan Stanley, VRN, 5.83%, 4/19/35		706,000	734,051
Northern Trust Corp., VRN, 3.375%, 5/8/32		3,290,000	3,161,470
State Street Corp., VRN, 5.75%, 11/4/26		3,170,000	3,201,401
State Street Corp., VRN, 4.68%, 10/22/32		2,084,000	2,051,551
UBS Group AG, 4.125%, 9/24/25(1)		1,424,000	1,417,814
UBS Group AG, VRN, 3.125%, 6/15/30	EUR	4,000,000	4,314,845
			57,322,170
Chemicals — 0.4%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)		$1,632,000	1,531,557
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)		4,590,000	4,581,967

	Principal Amount/Shares	Value
Dow Chemical Co., 4.375%, 11/15/42	$600,000	$507,392
LYB International Finance III LLC, 5.50%, 3/1/34	1,400,000	1,405,493
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)	4,313,000	3,583,348
		11,609,757
Commercial Services and Supplies — 0.2%
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)(2)	3,150,000	3,149,478
Waste Connections, Inc., 3.20%, 6/1/32	1,620,000	1,439,475
Waste Management, Inc., 4.95%, 3/15/35(2)	667,000	662,871
		5,251,824
Construction Materials — 0.2%
CRH America Finance, Inc., 5.40%, 5/21/34	1,398,000	1,416,839
Martin Marietta Materials, Inc., 5.15%, 12/1/34(2)	1,336,000	1,327,744
Martin Marietta Materials, Inc., 5.50%, 12/1/54(2)	1,568,000	1,537,590
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	2,225,000	2,314,033
		6,596,206
Consumer Finance — 0.5%
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	1,195,000	1,235,280
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)	1,664,000	1,689,003
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	5,706,000	6,082,607
OneMain Finance Corp., 7.125%, 3/15/26	1,926,000	1,974,414
OneMain Finance Corp., 9.00%, 1/15/29	1,055,000	1,118,555
OneMain Finance Corp., 7.50%, 5/15/31	1,659,000	1,697,894
ONEMAIN FINANCE Corp., 6.625%, 5/15/29(2)	2,063,000	2,068,157
		15,865,910
Consumer Staples Distribution & Retail — 0.2%
Cencosud SA, 5.95%, 5/28/31(1)	2,101,000	2,128,786
Kroger Co., 4.90%, 9/15/31	2,700,000	2,694,840
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	1,478,000	1,422,887
		6,246,513
Containers and Packaging — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	1,283,000	1,274,649
Sonoco Products Co., 4.60%, 9/1/29	667,000	650,838
Sonoco Products Co., 5.00%, 9/1/34	1,308,000	1,253,860
		3,179,347
Diversified REITs — 0.5%
Agree LP, 4.80%, 10/1/32	2,085,000	2,019,137
American Assets Trust LP, 6.15%, 10/1/34	3,150,000	3,163,253
Highwoods Realty LP, 4.20%, 4/15/29	3,107,000	2,948,943
Kilroy Realty LP, 2.65%, 11/15/33	2,200,000	1,697,851
Simon Property Group LP, 4.75%, 9/26/34	1,329,000	1,275,912
Trust Fibra Uno, 4.87%, 1/15/30(1)	3,765,000	3,386,524
		14,491,620
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 6.375%, 3/1/41	305,000	329,386
AT&T, Inc., 4.65%, 6/1/44	325,000	286,359
AT&T, Inc., 5.45%, 3/1/47	1,465,000	1,413,254
AT&T, Inc., 3.50%, 9/15/53	1,715,000	1,196,162
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	870,000	933,250
Sprint Capital Corp., 6.875%, 11/15/28	3,659,000	3,927,453
Sprint Capital Corp., 8.75%, 3/15/32	2,630,000	3,183,846
Verizon Communications, Inc., 7.75%, 12/1/30	2,547,000	2,939,184
Verizon Communications, Inc., 2.99%, 10/30/56	2,580,000	1,597,499
		15,806,393
Electric Utilities — 1.6%
Arizona Public Service Co., 5.70%, 8/15/34	1,346,000	1,377,982

		Principal Amount/Shares	Value
Black Hills Corp., 6.00%, 1/15/35		$955,000	$991,998
Centrais Eletricas Brasileiras SA, 6.50%, 1/11/35(1)		2,952,000	2,899,602
Comision Federal de Electricidad, 6.45%, 1/24/35(1)		2,889,000	2,790,642
Commonwealth Edison Co., 2.55%, 6/15/26		1,570,000	1,521,522
Commonwealth Edison Co., 5.30%, 2/1/53		1,182,000	1,155,658
Duke Energy Corp., 5.00%, 8/15/52		1,800,000	1,626,371
Duke Energy Corp., 5.80%, 6/15/54		1,850,000	1,856,392
Duke Energy Florida LLC, 1.75%, 6/15/30		1,985,000	1,695,484
Duke Energy Progress LLC, 4.15%, 12/1/44		910,000	762,856
Duke Energy Progress LLC, 5.35%, 3/15/53		545,000	536,228
E.ON International Finance BV, Series 11121, 4.75%, 1/31/34	GBP	1,000,000	1,215,278
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76		$4,945,000	4,969,641
Florida Power & Light Co., 4.125%, 2/1/42		3,070,000	2,644,561
Indianapolis Power & Light Co., 5.70%, 4/1/54(1)		750,000	765,326
MidAmerican Energy Co., 5.85%, 9/15/54		3,635,000	3,854,370
Northern States Power Co., 3.20%, 4/1/52		940,000	660,378
Northern States Power Co., 5.10%, 5/15/53		1,265,000	1,221,303
NRG Energy, Inc., 2.00%, 12/2/25(1)		3,100,000	2,987,201
Oncor Electric Delivery Co. LLC, 3.70%, 5/15/50		2,920,000	2,230,860
Pacific Gas & Electric Co., 4.20%, 6/1/41		665,000	541,540
Palomino Funding Trust I, 7.23%, 5/17/28(1)		2,310,000	2,433,257
PECO Energy Co., 4.375%, 8/15/52		1,670,000	1,439,907
SSE PLC, 8.375%, 11/20/28	GBP	1,000,000	1,441,982
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)		$2,147,862	1,951,122
Union Electric Co., 5.45%, 3/15/53		1,275,000	1,279,906
Union Electric Co., 5.25%, 1/15/54		720,000	702,177
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)		2,530,000	2,618,055
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)		675,000	697,068
			50,868,667
Electronic Equipment, Instruments and Components — 0.1%
Keysight Technologies, Inc., 4.95%, 10/15/34		1,424,000	1,383,198
Sensata Technologies, Inc., 6.625%, 7/15/32(1)		3,069,000	3,112,044
			4,495,242
Entertainment — 0.0%
Warnermedia Holdings, Inc., 3.76%, 3/15/27		1,404,000	1,352,400
Financial Services — 1.7%
Antares Holdings LP, 6.35%, 10/23/29(1)		2,485,000	2,453,574
Arkea Home Loans SFH SA, 0.01%, 10/4/30	EUR	3,300,000	3,047,963
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	2,775,353
Caisse de Refinancement de l'Habitat SA, 3.00%, 1/11/30	EUR	10,000,000	10,988,901
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	3,300,000	3,240,696
Corebridge Financial, Inc., 5.75%, 1/15/34		$810,000	829,559
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54		2,010,000	2,006,309
Coventry Building Society, 0.125%, 6/20/26	EUR	5,300,000	5,528,248
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	901,733
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	900,548
Essent Group Ltd., 6.25%, 7/1/29		$3,760,000	3,850,039
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)		3,280,000	3,361,393
GE Capital Funding LLC, 4.55%, 5/15/32		1,900,000	1,853,275
Nationwide Building Society, 6.125%, 8/21/28	GBP	1,000,000	1,335,530
Nationwide Building Society, 5.13%, 7/29/29(1)		$3,255,000	3,278,142
NMI Holdings, Inc., 6.00%, 8/15/29		1,145,000	1,157,747
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)		6,420,000	6,522,061

		Principal Amount/Shares	Value
Societe Generale SFH SA, 0.75%, 1/29/27	EUR	600,000	$626,746
			54,657,817
Food Products — 0.1%
JDE Peet's NV, 2.25%, 9/24/31(1)		$2,104,000	1,721,773
Kraft Heinz Foods Co., 5.00%, 6/4/42		1,365,000	1,271,239
Mars, Inc., 3.875%, 4/1/39(1)		531,000	456,993
			3,450,005
Gas Utilities — 0.1%
AltaGas Ltd., VRN, 7.20%, 10/15/54(1)		3,273,000	3,289,326
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54		722,000	706,227
			3,995,553
Ground Transportation — 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)		2,373,000	2,428,033
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54		1,415,000	1,391,275
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55		2,210,000	2,261,665
Union Pacific Corp., 3.55%, 8/15/39		2,045,000	1,701,277
			7,782,250
Health Care Equipment and Supplies — 0.3%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)		5,768,000	5,875,827
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)		4,369,000	4,479,579
			10,355,406
Health Care Providers and Services — 1.4%
Centene Corp., 4.625%, 12/15/29		3,388,000	3,240,107
CVS Health Corp., 5.70%, 6/1/34		1,650,000	1,658,269
CVS Health Corp., 6.00%, 6/1/44		2,000,000	1,966,087
CVS Health Corp., 5.625%, 2/21/53		585,000	543,794
HCA, Inc., 5.45%, 4/1/31		933,000	943,659
Humana, Inc., 5.75%, 4/15/54		1,028,000	989,256
Icon Investments Six DAC, 6.00%, 5/8/34		1,456,000	1,492,157
IQVIA, Inc., 5.00%, 5/15/27(1)		4,965,000	4,905,554
IQVIA, Inc., 6.25%, 2/1/29		2,090,000	2,178,367
Kaiser Foundation Hospitals, 3.00%, 6/1/51		615,000	419,691
Select Medical Corp., 6.25%, 8/15/26(1)		6,225,000	6,242,760
Star Parent, Inc., 9.00%, 10/1/30(1)		2,249,000	2,341,776
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		3,290,000	3,382,298
Tenet Healthcare Corp., 5.125%, 11/1/27		4,943,000	4,904,892
Tenet Healthcare Corp., 6.125%, 10/1/28		1,855,000	1,854,941
UnitedHealth Group, Inc., 5.50%, 7/15/44		2,206,000	2,232,745
UnitedHealth Group, Inc., 5.05%, 4/15/53		2,370,000	2,234,280
Universal Health Services, Inc., 5.05%, 10/15/34		2,100,000	1,993,234
			43,523,867
Hotels, Restaurants and Leisure — 0.9%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)		3,868,000	3,628,826
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)		2,455,000	2,491,187
Carnival Corp., 4.00%, 8/1/28(1)		2,985,000	2,847,789
International Game Technology PLC, 5.25%, 1/15/29(1)		8,730,000	8,583,758
Life Time, Inc., 6.00%, 11/15/31(1)(2)		2,084,000	2,076,453
Light & Wonder International, Inc., 7.25%, 11/15/29(1)		6,705,000	6,860,201
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)		2,417,000	2,433,351
			28,921,565
Household Durables — 0.3%
DR Horton, Inc., 5.00%, 10/15/34		2,775,000	2,718,474
KB Home, 4.80%, 11/15/29		3,318,000	3,194,997

		Principal Amount/Shares	Value
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		$4,549,000	$3,961,857
			9,875,328
Independent Power and Renewable Electricity Producers — 0.2%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)		4,737,000	4,757,132
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 5.25%, 3/1/54		1,500,000	1,499,076
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)		2,500,000	2,393,348
			3,892,424
Industrial REITs — 0.1%
LXP Industrial Trust, 6.75%, 11/15/28		1,469,000	1,542,408
Insurance — 0.6%
Athene Global Funding, 5.53%, 7/11/31(1)		1,363,000	1,381,419
Athene Holding Ltd., 6.25%, 4/1/54		1,162,000	1,194,614
Beacon Funding Trust, 6.27%, 8/15/54(1)(2)		1,408,000	1,412,046
CNO Financial Group, Inc., 6.45%, 6/15/34		1,300,000	1,339,637
Credit Agricole Assurances SA, VRN, 4.75%, 9/27/48	EUR	1,100,000	1,236,861
F&G Annuities & Life, Inc., 6.25%, 10/4/34		$2,310,000	2,240,962
Marsh & McLennan Cos., Inc., 4.85%, 11/15/31(2)		3,140,000	3,131,565
Marsh & McLennan Cos., Inc., 5.00%, 3/15/35(2)		761,000	758,169
Marsh & McLennan Cos., Inc., 5.40%, 3/15/55(2)		775,000	771,802
MetLife, Inc., 6.40%, 12/15/66		985,000	1,030,295
Pricoa Global Funding I, 4.65%, 8/27/31(1)		1,990,000	1,959,473
Prudential Financial, Inc., VRN, 6.50%, 3/15/54		1,765,000	1,845,479
SBL Holdings, Inc., 7.20%, 10/30/34(1)		1,882,000	1,825,537
			20,127,859
Interactive Media and Services — 0.0%
Meta Platforms, Inc., 5.40%, 8/15/54		1,070,000	1,075,680
IT Services — 0.2%
Accenture Capital, Inc., 4.25%, 10/4/31		1,504,000	1,458,202
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29		2,111,000	2,169,925
Kyndryl Holdings, Inc., 3.15%, 10/15/31		2,835,000	2,426,775
Kyndryl Holdings, Inc., 4.10%, 10/15/41		934,000	736,141
			6,791,043
Leisure Products — 0.1%
Mattel, Inc., 3.75%, 4/1/29(1)		5,000,000	4,709,089
Machinery — 0.6%
AGCO Corp., 5.80%, 3/21/34		1,336,000	1,359,423
Chart Industries, Inc., 7.50%, 1/1/30(1)		6,900,000	7,185,184
Ingersoll Rand, Inc., 5.70%, 8/14/33		1,050,000	1,091,553
Nordson Corp., 4.50%, 12/15/29		2,100,000	2,058,357
Parker-Hannifin Corp., 4.25%, 9/15/27		5,910,000	5,859,168
Terex Corp., 6.25%, 10/15/32(1)		900,000	896,540
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34		1,027,000	1,056,096
			19,506,321
Marine Transportation — 0.0%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)		1,213,000	1,287,912
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)		5,080,000	4,396,872
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%, 6/1/29		1,550,000	1,583,553
Comcast Corp., 3.15%, 3/1/26		1,570,000	1,542,097
Comcast Corp., 2.94%, 11/1/56		3,295,000	2,037,666
Nexstar Media, Inc., 5.625%, 7/15/27(1)		4,990,000	4,907,919
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)		9,440,000	9,063,678
TEGNA, Inc., 4.75%, 3/15/26(1)		8,233,000	8,154,057

		Principal Amount/Shares	Value
Time Warner Cable LLC, 6.55%, 5/1/37		$2,725,000	$2,622,264
			34,308,106
Metals and Mining — 0.5%
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)		6,964,000	6,980,577
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)		4,650,000	4,688,641
Glencore Funding LLC, 5.63%, 4/4/34(1)		650,000	660,574
Glencore Funding LLC, 5.89%, 4/4/54(1)		425,000	430,066
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		193,000	150,189
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34		1,949,000	1,981,227
			14,891,274
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)		7,325,000	7,304,440
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)		8,566,000	8,299,685
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		6,850,000	6,532,640
			22,136,765
Multi-Utilities — 0.5%
CenterPoint Energy, Inc., VRN, 6.70%, 5/15/55		3,460,000	3,460,831
Dominion Energy, Inc., 4.90%, 8/1/41		1,105,000	1,011,956
DTE Energy Co., 5.85%, 6/1/34		1,418,000	1,474,766
Engie SA, 3.75%, 9/6/27	EUR	4,000,000	4,435,634
Engie SA, 5.875%, 4/10/54(1)		$2,135,000	2,171,857
Public Service Enterprise Group, Inc., 6.125%, 10/15/33		2,312,000	2,449,476
Sempra, 3.25%, 6/15/27		1,125,000	1,081,316
WEC Energy Group, Inc., 5.60%, 9/12/26		586,000	595,585
			16,681,421
Oil, Gas and Consumable Fuels — 2.3%
3R Lux SARL, 9.75%, 2/5/31(1)		3,219,000	3,332,650
BP Capital Markets America, Inc., 3.06%, 6/17/41		1,105,000	818,516
Cheniere Energy, Inc., 4.625%, 10/15/28		1,880,000	1,843,803
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)		2,200,000	2,196,319
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)		1,755,000	1,818,366
Diamondback Energy, Inc., 6.25%, 3/15/33		1,245,000	1,312,896
Ecopetrol SA, 5.875%, 5/28/45		4,500,000	3,170,445
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)		3,330,000	3,421,355
Energy Transfer LP, 6.55%, 12/1/33		2,795,000	2,999,717
Energy Transfer LP, 6.125%, 12/15/45		1,640,000	1,642,308
Eni SpA, 4.25%, 5/19/33	EUR	1,000,000	1,135,510
Eni SpA, 5.95%, 5/15/54(1)		$1,389,000	1,380,883
EnLink Midstream LLC, 5.65%, 9/1/34		396,000	397,954
EQT Corp., 3.625%, 5/15/31(1)		1,100,000	985,191
Expand Energy Corp., 6.75%, 4/15/29(1)		7,811,000	7,902,198
Expand Energy Corp., 5.375%, 3/15/30		4,766,000	4,690,245
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)		3,214,000	3,222,501
Ithaca Energy North Sea PLC, 8.125%, 10/15/29(1)		5,000,000	5,013,761
Marathon Oil Corp., 5.70%, 4/1/34		1,620,000	1,681,740
Matador Resources Co., 6.50%, 4/15/32(1)		2,475,000	2,452,999
MEG Energy Corp., 5.875%, 2/1/29(1)		3,680,000	3,611,018
Northern Natural Gas Co., 5.625%, 2/1/54(1)		750,000	747,048
Occidental Petroleum Corp., 5.375%, 1/1/32		1,984,000	1,960,298
Occidental Petroleum Corp., 6.45%, 9/15/36		780,000	807,243
Petroleos Mexicanos, 6.625%, 6/15/35		2,690,000	2,206,589
Saudi Arabian Oil Co., 5.25%, 7/17/34(1)		4,561,000	4,569,846
SM Energy Co., 6.75%, 9/15/26		4,022,000	4,033,213
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34(1)		1,365,000	1,349,358

	Principal Amount/Shares	Value
Sunoco LP, 7.00%, 5/1/29(1)	$2,571,000	$2,654,246
		73,358,216
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	2,524,000	2,367,195
Suzano Austria GmbH, 3.125%, 1/15/32	557,000	467,479
		2,834,674
Passenger Airlines — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	4,630,486	4,619,951
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(1)	3,116,000	3,027,786
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)(2)	4,875,000	4,875,000
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	5,840,000	6,073,040
Latam Airlines Group SA, 7.875%, 4/15/30(1)	1,802,000	1,806,505
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	2,981,000	3,013,016
		23,415,298
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	750,000	763,683
Bristol-Myers Squibb Co., 5.55%, 2/22/54	1,800,000	1,822,058
Eli Lilly & Co., 5.00%, 2/9/54	1,027,000	990,578
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	3,031,000	3,244,601
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	2,921,000	2,886,707
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26	2,200,000	2,197,466
		11,905,093
Real Estate Management and Development — 0.0%
Essential Properties LP, 2.95%, 7/15/31	1,530,000	1,304,572
Semiconductors and Semiconductor Equipment — 0.1%
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)	1,900,000	1,927,033
Software — 0.4%
Microsoft Corp., 2.50%, 9/15/50	1,800,000	1,142,868
Open Text Corp., 6.90%, 12/1/27(1)	4,096,000	4,261,798
Oracle Corp., 3.60%, 4/1/40	2,623,000	2,090,305
Oracle Corp., 5.375%, 9/27/54	1,200,000	1,142,500
Oracle Corp., 5.50%, 9/27/64	1,000,000	938,796
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	3,755,000	3,824,937
		13,401,204
Specialized REITs — 0.4%
Crown Castle, Inc., 5.20%, 9/1/34	2,077,000	2,040,025
EPR Properties, 4.95%, 4/15/28	3,365,000	3,309,728
EPR Properties, 3.75%, 8/15/29	1,020,000	940,217
VICI Properties LP, 5.75%, 4/1/34	1,400,000	1,423,241
VICI Properties LP, 6.125%, 4/1/54	733,000	738,227
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	3,370,000	3,125,459
		11,576,897
Specialty Retail — 0.1%
AutoZone, Inc., 5.10%, 7/15/29	809,000	817,356
AutoZone, Inc., 6.55%, 11/1/33	995,000	1,082,816
Home Depot, Inc., 5.30%, 6/25/54	1,200,000	1,193,238
Lowe's Cos., Inc., 5.625%, 4/15/53	1,550,000	1,537,447
		4,630,857
Technology Hardware, Storage and Peripherals — 0.1%
Hewlett Packard Enterprise Co., 4.55%, 10/15/29	1,954,000	1,917,555
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	1,303,000	1,277,599
Hewlett Packard Enterprise Co., 5.60%, 10/15/54	1,550,000	1,492,869
		4,688,023

		Principal Amount/Shares	Value
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 7.35%, 11/27/28		$1,331,000	$1,359,712
Tapestry, Inc., 7.85%, 11/27/33		1,528,000	1,561,860
			2,921,572
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.95%, 2/15/29(1)		860,000	879,660
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		673,000	683,635
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)		4,810,000	4,938,489
			6,501,784
Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.70%, 12/15/33		5,118,000	5,528,663
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(1)	GBP	4,000,000	4,654,917
			10,183,580
TOTAL CORPORATE BONDS (Cost $983,091,640)			986,567,580
SOVEREIGN GOVERNMENTS AND AGENCIES — 25.1%
Australia — 1.4%
Australia Government Bonds, 3.75%, 5/21/34	AUD	16,500,000	10,224,869
Australia Government Bonds, 1.75%, 6/21/51	AUD	8,600,000	2,980,943
Australia Government Bonds, 3.00%, 11/21/33	AUD	14,650,000	8,579,166
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	5,800,000	3,024,791
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	6,000,000	3,131,653
Queensland Treasury Corp., 4.50%, 8/22/35(1)	AUD	18,850,000	11,543,287
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	3,600,000	2,239,438
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	6,900,000	3,592,660
			45,316,807
Austria — 0.2%
Republic of Austria Government Bonds, 4.15%, 3/15/37(1)	EUR	3,939,000	4,787,531
Republic of Austria Government Bonds, 0.00%, 10/20/40(1)(3)	EUR	3,000,000	2,015,184
			6,802,715
Belgium — 0.4%
Kingdom of Belgium Government Bonds, 0.35%, 6/22/32(1)	EUR	3,000,000	2,719,784
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(1)	EUR	3,716,000	4,524,047
Kingdom of Belgium Government Bonds, 1.60%, 6/22/47(1)	EUR	5,586,000	4,366,901
Kingdom of Belgium Government Bonds, 3.30%, 6/22/54(1)	EUR	1,450,000	1,516,252
			13,126,984
Brazil — 0.1%
Brazil Government International Bonds, 6.125%, 3/15/34		$4,000,000	3,962,650
Canada — 1.6%
Canada Government Bonds, 2.75%, 12/1/48	CAD	3,250,000	2,121,983
Canada Government Bonds, 2.00%, 12/1/51	CAD	2,180,000	1,201,298
Canada Housing Trust No. 1, 2.35%, 6/15/27(1)	CAD	3,120,000	2,198,195
Canada Housing Trust No. 1, 3.10%, 6/15/28(1)	CAD	28,540,000	20,474,352
Province of Quebec, 3.25%, 9/1/32	CAD	5,000,000	3,487,736
Province of Quebec, 3.90%, 11/22/32	CAD	5,000,000	3,649,621
Province of Quebec, 3.60%, 9/1/33	CAD	4,000,000	2,832,248
Province of Quebec, 5.75%, 12/1/36	CAD	12,032,000	10,039,874
Province of Quebec, 3.50%, 12/1/48	CAD	7,300,000	4,647,914
			50,653,221
Chile — 0.2%
Chile Government International Bonds, 4.85%, 1/22/29		$2,911,000	2,920,399
Chile Government International Bonds, 4.95%, 1/5/36		$4,900,000	4,794,824
			7,715,223

		Principal Amount/Shares	Value
China — 7.2%
China Government Bonds, 2.64%, 1/15/28	CNY	1,067,000,000	$154,248,880
China Government Bonds, 2.54%, 12/25/30	CNY	467,000,000	67,689,245
China Government Bonds, 3.81%, 9/14/50	CNY	57,000,000	10,228,478
			232,166,603
Colombia — 0.1%
Colombia Government International Bonds, 8.00%, 11/14/35		$880,000	892,158
Colombia TES, 7.00%, 6/30/32	COP	11,500,000,000	2,124,111
			3,016,269
Czech Republic — 0.2%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	138,700,000	5,531,898
Denmark — 0.1%
Denmark Government Bonds, 0.50%, 11/15/29	DKK	35,000,000	4,732,337
Finland — 0.2%
Finland Government Bonds, 0.125%, 4/15/36(1)	EUR	4,000,000	3,158,176
Finland Government Bonds, 1.375%, 4/15/47(1)	EUR	3,045,000	2,414,362
			5,572,538
France — 2.1%
French Republic Government Bonds OAT, 2.75%, 2/25/29(1)	EUR	19,500,000	21,242,070
French Republic Government Bonds OAT, 5.50%, 4/25/29(1)	EUR	42,980	52,152
French Republic Government Bonds OAT, 0.00%, 11/25/29(1)(3)	EUR	21,650,000	20,539,781
French Republic Government Bonds OAT, 2.50%, 5/25/30(1)	EUR	3,845,000	4,125,094
French Republic Government Bonds OAT, 5.75%, 10/25/32(1)	EUR	2,675,000	3,480,723
French Republic Government Bonds OAT, 2.00%, 11/25/32(1)	EUR	5,100,000	5,164,928
French Republic Government Bonds OAT, 1.25%, 5/25/38(1)	EUR	4,621,000	3,898,816
French Republic Government Bonds OAT, 3.25%, 5/25/45(1)	EUR	3,433,000	3,620,695
French Republic Government Bonds OAT, 0.75%, 5/25/52(1)	EUR	2,000,000	1,124,805
French Republic Government Bonds OAT, 3.25%, 5/25/55(1)	EUR	3,450,000	3,494,051
			66,743,115
Germany — 0.3%
Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48	EUR	1,200,000	997,706
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(3)	EUR	3,600,000	2,038,948
Bundesrepublik Deutschland Bundesanleihe, 1.80%, 8/15/53	EUR	6,660,000	6,096,202
			9,132,856
Indonesia — 1.9%
Indonesia Treasury Bonds, 6.875%, 4/15/29	IDR	257,520,000,000	16,530,985
Indonesia Treasury Bonds, 6.625%, 2/15/34	IDR	477,830,000,000	30,043,279
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	224,740,000,000	14,469,213
			61,043,477
Ireland — 0.3%
Ireland Government Bonds, 0.40%, 5/15/35	EUR	8,650,000	7,399,601
Ireland Government Bonds, 0.55%, 4/22/41	EUR	1,500,000	1,132,955
Ireland Government Bonds, 1.50%, 5/15/50	EUR	320,000	260,142
			8,792,698
Israel — 0.2%
Israel Government Bonds - Fixed, 1.30%, 4/30/32	ILS	27,000,000	5,683,026
Italy — 0.7%
Italy Buoni Poliennali Del Tesoro, 0.60%, 8/1/31(1)	EUR	1,000,000	916,837
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/32	EUR	6,500,000	6,655,593
Italy Buoni Poliennali Del Tesoro, 1.80%, 3/1/41(1)	EUR	1,500,000	1,212,084
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	8,970,128
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	341,330
Italy Buoni Poliennali Del Tesoro, 4.20%, 3/1/34	EUR	3,000,000	3,443,091
			21,539,063

		Principal Amount/Shares	Value
Japan — 3.5%
Japan Government Thirty Year Bonds, 2.40%, 3/20/37	JPY	231,950,000	$1,736,880
Japan Government Thirty Year Bonds, 2.00%, 9/20/41	JPY	1,234,500,000	8,622,205
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	1,673,400,000	10,128,816
Japan Government Thirty Year Bonds, 0.40%, 3/20/50	JPY	700,000,000	3,104,447
Japan Government Thirty Year Bonds, 0.70%, 6/20/51	JPY	716,000,000	3,366,986
Japan Government Thirty Year Bonds, 0.70%, 9/20/51	JPY	1,350,000,000	6,318,671
Japan Government Thirty Year Bonds, 0.70%, 12/20/51	JPY	1,790,000,000	8,340,085
Japan Government Thirty Year Bonds, 1.00%, 3/20/52	JPY	297,300,000	1,500,360
Japan Government Thirty Year Bonds, 1.30%, 6/20/52	JPY	380,000,000	2,066,970
Japan Government Thirty Year Bonds, 1.60%, 12/20/52	JPY	300,000,000	1,744,650
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	657,000,000	3,628,881
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	1,853,500,000	9,695,766
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	1,000,000,000	6,054,208
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	1,120,000,000	6,758,787
Japan Government Thirty Year Bonds, 2.20%, 6/20/54	JPY	680,000,000	4,482,242
Japan Government Twenty Year Bonds, 0.60%, 9/20/37	JPY	1,222,000,000	7,428,904
Japan Government Twenty Year Bonds, 0.30%, 12/20/39	JPY	1,078,800,000	5,989,936
Japan Government Twenty Year Bonds, 0.50%, 12/20/41	JPY	831,000,000	4,566,789
Japan Government Twenty Year Bonds, 1.10%, 9/20/42	JPY	835,000,000	5,027,507
Japan Government Twenty Year Bonds, 1.10%, 6/20/43	JPY	500,000,000	2,976,925
Japan Government Twenty Year Bonds, 0.50%, 6/20/38	JPY	931,000,000	5,504,400
Japan Government Twenty Year Bonds, 0.70%, 9/20/38	JPY	906,000,000	5,481,196
			114,525,611
Malaysia — 0.2%
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	31,900,000	7,829,865
Mexico — 0.3%
Mexico Bonos, 7.75%, 5/29/31	MXN	158,230,000	7,097,174
Mexico Government International Bonds, 6.35%, 2/9/35		$2,928,000	2,944,976
			10,042,150
Netherlands — 0.1%
Netherlands Government Bonds, 0.00%, 1/15/38(1)(3)	EUR	600,000	452,768
Netherlands Government Bonds, 2.75%, 1/15/47(1)	EUR	2,080,000	2,249,964
			2,702,732
New Zealand — 0.5%
New Zealand Government Bonds, 1.50%, 5/15/31	NZD	26,400,000	13,347,236
New Zealand Government Bonds, 1.75%, 5/15/41	NZD	6,040,000	2,339,277
			15,686,513
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(1)	NOK	2,800,000	242,808
Panama — 0.1%
Panama Government International Bonds, 6.875%, 1/31/36		$4,818,000	4,756,321
Peru — 0.0%
Peru Government International Bonds, 8.75%, 11/21/33		$500,000	611,563
Philippines — 0.0%
ROP Sukuk Trust, 5.05%, 6/6/29(1)		$1,400,000	1,417,386
Poland — 0.1%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	16,300,000	3,089,967
Romania — 0.1%
Romania Government International Bonds, 6.00%, 5/25/34(1)		$2,500,000	2,440,091
Saudi Arabia — 0.5%
Saudi Government International Bonds, 4.75%, 1/18/28(1)		$3,175,000	3,193,669
Saudi Government International Bonds, 4.75%, 1/16/30(1)		$14,000,000	13,942,722
			17,136,391

		Principal Amount/Shares	Value
Singapore — 0.1%
Singapore Government Bonds, 2.875%, 7/1/29	SGD	4,240,000	$3,236,030
Spain — 0.3%
Spain Government Bonds, 1.85%, 7/30/35(1)	EUR	2,200,000	2,115,541
Spain Government Bonds, 2.70%, 10/31/48(1)	EUR	7,100,000	6,608,109
			8,723,650
Sweden — 0.1%
Sweden Government Bonds, 1.75%, 11/11/33	SEK	29,000,000	2,646,448
Sweden Government Bonds, 3.50%, 3/30/39	SEK	15,600,000	1,681,967
			4,328,415
Thailand — 0.3%
Thailand Government Bonds, 1.59%, 12/17/35	THB	306,000,000	8,291,687
United Kingdom — 1.7%
U.K. Gilts, 0.25%, 7/31/31	GBP	8,300,000	8,234,106
U.K. Gilts, 1.00%, 1/31/32	GBP	9,500,000	9,764,889
U.K. Gilts, 3.25%, 1/31/33	GBP	11,340,000	13,495,133
U.K. Gilts, 4.625%, 1/31/34	GBP	1,600,000	2,100,133
U.K. Gilts, 1.75%, 9/7/37	GBP	12,500,000	11,727,498
U.K. Gilts, 4.50%, 12/7/42	GBP	954,000	1,186,859
U.K. Gilts, 4.25%, 12/7/49	GBP	3,720,000	4,349,176
U.K. Gilts, 4.25%, 12/7/55	GBP	3,780,000	4,364,486
			55,222,280
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $892,952,849)			811,814,940
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 15.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47		$558,661	539,824
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47		323,045	311,939
			851,763
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 15.5%
FHLMC, 2.00%, 6/1/36		4,873,692	4,375,148
FHLMC, 6.00%, 2/1/38		619	644
FHLMC, 3.50%, 2/1/49		7,321,130	6,641,606
FHLMC, 3.50%, 5/1/50		4,740,948	4,295,073
FHLMC, 2.50%, 10/1/50		5,848,527	4,893,419
FHLMC, 2.50%, 5/1/51		161,858	135,516
FHLMC, 3.50%, 5/1/51		10,010,968	9,081,354
FHLMC, 2.00%, 8/1/51		18,016,001	14,423,240
FHLMC, 3.00%, 12/1/51		6,173,809	5,344,340
FHLMC, 2.50%, 2/1/52		18,217,349	15,214,349
FHLMC, 3.50%, 5/1/52		936,240	838,264
FHLMC, 3.50%, 5/1/52		320,115	289,728
FHLMC, 4.00%, 5/1/52		326,862	302,713
FHLMC, 5.00%, 8/1/52		6,853,943	6,734,870
FHLMC, 4.50%, 10/1/52		5,491,468	5,223,377
FHLMC, 6.00%, 11/1/52		6,012,877	6,089,092
FHLMC, 6.00%, 1/1/53		4,739,015	4,771,736
FHLMC, 6.00%, 8/1/53		5,915,501	6,021,717
FHLMC, 6.50%, 11/1/53		5,867,130	6,008,753
FHLMC, 5.50%, 4/1/54		10,592,238	10,547,014
FNMA, 2.00%, 5/1/36		5,760,211	5,181,715
FNMA, 3.50%, 10/1/40		739,996	681,431
FNMA, 4.50%, 9/1/41		5,272	5,153
FNMA, 3.50%, 12/1/41		40,855	37,621

	Principal Amount/Shares	Value
FNMA, 3.50%, 5/1/42	$15,276	$14,060
FNMA, 3.50%, 6/1/42	9,554	8,792
FNMA, 3.50%, 8/1/42	56,865	52,223
FNMA, 3.50%, 9/1/42	6,847	6,288
FNMA, 4.00%, 2/1/46	103,055	96,944
FNMA, 4.00%, 3/1/50	7,381,167	6,824,987
FNMA, 2.50%, 6/1/50	8,959,642	7,507,670
FNMA, 2.50%, 10/1/50	5,831,298	4,858,498
FNMA, 2.50%, 12/1/50	7,258,455	6,012,357
FNMA, 2.50%, 2/1/51	1,213,918	1,017,095
FNMA, 4.00%, 3/1/51	9,822,041	9,202,426
FNMA, 2.50%, 12/1/51	5,851,924	4,923,004
FNMA, 2.50%, 2/1/52	2,345,487	1,961,652
FNMA, 3.00%, 2/1/52	5,731,599	4,971,542
FNMA, 2.50%, 3/1/52	15,003,711	12,593,707
FNMA, 3.00%, 4/1/52	16,146,771	14,132,740
FNMA, 3.50%, 4/1/52	198,872	178,056
FNMA, 3.00%, 5/1/52	258,474	226,610
FNMA, 3.50%, 5/1/52	9,472,435	8,517,171
FNMA, 3.50%, 5/1/52	5,854,911	5,246,202
FNMA, 3.50%, 5/1/52	655,658	587,492
FNMA, 3.50%, 5/1/52	595,543	541,546
FNMA, 4.00%, 5/1/52	7,197,472	6,665,342
FNMA, 3.00%, 6/1/52	14,495,302	12,572,958
FNMA, 3.00%, 6/1/52	101,018	88,577
FNMA, 5.00%, 8/1/52	2,893,808	2,818,603
FNMA, 4.50%, 9/1/52	6,369,902	6,104,489
FNMA, 5.00%, 10/1/52	34,043,509	33,164,022
FNMA, 5.00%, 10/1/52	11,077,943	10,914,194
FNMA, 5.50%, 10/1/52	4,401,864	4,369,842
FNMA, 5.00%, 1/1/53	28,015,753	27,291,897
FNMA, 5.50%, 1/1/53	5,204,674	5,174,398
FNMA, 6.50%, 1/1/53	8,501,073	8,715,777
FNMA, 5.50%, 3/1/53	12,872,423	12,807,962
FNMA, 4.50%, 6/1/53	12,645,390	12,158,603
FNMA, 4.50%, 8/1/53	14,350,570	13,759,375
FNMA, 6.00%, 9/1/53	4,747,581	4,794,090
FNMA, 6.00%, 9/1/53	4,590,151	4,641,979
FNMA, 5.50%, 3/1/54	12,861,957	12,757,442
FNMA, 6.00%, 5/1/54	6,390,525	6,447,739
FNMA, 4.00%, 3/1/51	7,675,194	7,168,642
GNMA, 2.50%, TBA	17,047,000	14,443,292
GNMA, 5.00%, TBA	4,485,000	4,381,250
GNMA, 6.00%, 7/15/33	1,461	1,489
GNMA, 4.50%, 10/15/39	1,798	1,758
GNMA, 5.00%, 10/15/39	3,472	3,488
GNMA, 4.50%, 1/15/40	2,688	2,630
GNMA, 4.00%, 12/15/40	2,999	2,832
GNMA, 4.50%, 12/15/40	10,261	10,029
GNMA, 3.50%, 6/20/42	1,692,773	1,566,770
GNMA, 3.00%, 5/20/50	1,146,682	1,010,400
GNMA, 3.00%, 7/20/50	3,035,888	2,664,454
GNMA, 2.50%, 2/20/51	6,677,740	5,674,666
GNMA, 3.50%, 6/20/51	2,611,675	2,375,123

	Principal Amount/Shares	Value
GNMA, 3.00%, 7/20/51	$8,887,876	$7,805,439
GNMA, 2.00%, 12/20/51	16,320,910	13,326,716
GNMA, 4.00%, 9/20/52	10,436,967	9,729,343
GNMA, 4.50%, 9/20/52	4,860,933	4,649,716
GNMA, 4.50%, 10/20/52	10,739,981	10,271,658
GNMA, 5.50%, 4/20/53	9,446,849	9,421,167
UMBS, 4.00%, TBA	15,935,000	14,723,744
		501,100,830
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $509,940,488)		501,952,593
PREFERRED STOCKS — 8.8%
Banks — 6.9%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	8,350,000	8,468,102
Banco Bilbao Vizcaya Argentaria SA, 6.50%	13,800,000	13,837,481
Banco de Sabadell SA, 5.75%	3,000,000	3,265,647
Banco Santander SA, 4.125%	1,000,000	1,018,950
Banco Santander SA, 4.375%	2,000,000	2,143,275
Banco Santander SA, 4.75%	12,800,000	12,158,862
Bank of Nova Scotia, 4.90%	8,315,000	8,258,805
Barclays PLC, 6.125%	11,505,000	11,456,433
Barclays PLC, 6.375%	2,500,000	3,208,874
Barclays PLC, 8.50%	2,000,000	2,647,893
BNP Paribas SA, 7.375%(1)	11,130,000	11,205,006
BNP Paribas SA, 7.375%	2,400,000	2,804,828
Commerzbank AG, 4.25%	1,200,000	1,223,719
Commerzbank AG, 6.125%	2,000,000	2,194,590
Cooperatieve Rabobank UA, 3.10%	1,200,000	1,182,656
Cooperatieve Rabobank UA, 3.25%	3,400,000	3,531,180
Credit Agricole SA, 7.25%	1,000,000	1,146,726
Credit Agricole SA, 8.125%(1)	9,335,000	9,583,661
Danske Bank AS, 7.00%	11,070,000	11,139,326
HSBC Holdings PLC, 6.375%	11,345,000	11,361,325
ING Groep NV, 6.50%	11,335,000	11,360,492
Intesa Sanpaolo SpA, 5.875%	1,000,000	1,078,198
Intesa Sanpaolo SpA, 7.70%(1)	13,810,000	13,825,152
La Banque Postale SA, 3.00%	2,000,000	1,784,642
La Banque Postale SA, 3.875%	2,000,000	2,082,237
Lloyds Banking Group PLC, 7.50%	11,230,000	11,353,629
NatWest Group PLC, 6.00%	3,990,000	3,992,009
NatWest Group PLC, 8.00%	7,155,000	7,251,485
Nordea Bank Abp, 6.625%(1)	14,035,000	14,140,406
Societe Generale SA, 5.375%(1)	5,640,000	4,794,025
Societe Generale SA, 7.875%	2,000,000	2,264,674
Societe Generale SA, 8.00%(1)	10,605,000	10,752,760
Standard Chartered PLC, 6.00%(1)	10,856,000	10,861,928
UniCredit SpA, 3.875%	3,000,000	3,069,747
UniCredit SpA, 5.375%	3,500,000	3,808,565
		224,257,288
Capital Markets — 0.9%
Charles Schwab Corp., 5.375%	3,970,000	3,959,409
Deutsche Bank AG, 4.79%	8,400,000	8,200,311
Deutsche Bank AG, 7.50%	5,800,000	5,806,796

	Principal Amount/Shares	Value
UBS Group AG, 6.875%	10,860,000	$10,894,114
		28,860,630
Diversified Telecommunication Services — 0.2%
Telefonica Europe BV, 2.38%	2,900,000	2,895,177
Telefonica Europe BV, 2.88%	2,000,000	2,083,253
		4,978,430
Electric Utilities — 0.2%
Edison International, 5.00%	5,450,000	5,318,070
Financial Services — 0.1%
Nationwide Building Society, 5.875%	3,000,000	3,862,550
Insurance — 0.1%
CNP Assurances SACA, 4.75%	3,500,000	3,768,634
Oil, Gas and Consumable Fuels — 0.2%
Eni SpA, 3.375%	5,700,000	5,968,471
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	6,450,000	6,356,890
TOTAL PREFERRED STOCKS (Cost $278,832,380)		283,370,963
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9%
Private Sponsor Collateralized Mortgage Obligations — 7.5%
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)	$4,006,033	4,009,812
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	10,330,186	10,317,312
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	13,200,000	13,204,256
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	6,200,000	6,194,689
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	11,252,910	11,244,372
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	18,625,000	18,521,695
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 5.79%, 5/25/65(1)	4,482,000	4,526,743
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	14,639,301	14,556,520
GS Mortgage-Backed Securities Trust, Series 2024-PJ5, Class A15, SEQ, VRN, 6.00%, 9/25/54(1)	12,808,082	12,776,099
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	16,322,395	16,222,612
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	10,675,000	10,647,405
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	8,600,000	8,572,583
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	8,892,297	8,895,377
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	14,387,444	14,293,545
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	8,725,000	8,717,225
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A4, VRN, 6.00%, 11/25/53(1)	5,271,275	5,259,227
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	8,376,303	8,386,655
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	7,760,833	7,686,117
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	3,877,877	3,834,146
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	5,025,000	5,000,596
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	6,300,000	6,251,779
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	14,147,848	14,068,148
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	15,550,682	15,442,222
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	10,500,369	10,425,048
Verus Securitization Trust, Series 2023-8, Class A2, VRN, 6.66%, 12/25/68(1)	3,055,638	3,084,884
		242,139,067
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FNMA, Series 2022-R09, Class 2M1, VRN, 7.36%, (30-day average SOFR plus 2.50%), 9/25/42(1)	1,868,873	1,903,915
FNMA, Series 2023-R05, Class 1M1, VRN, 6.76%, (30-day average SOFR plus 1.90%), 6/25/43(1)	6,507,344	6,579,226
FNMA, Series 2024-R01, Class 1M1, VRN, 5.91%, (30-day average SOFR plus 1.05%), 1/25/44(1)	5,409,669	5,412,495
		13,895,636
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $256,777,242)		256,034,703
COLLATERALIZED LOAN OBLIGATIONS — 2.9%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.10%, (1-month SOFR plus 1.31%), 6/15/36(1)	5,678,371	5,643,988

		Principal Amount/Shares	Value
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.27%, (1-month SOFR plus 1.46%), 11/15/36(1)		$3,614,112	$3,614,793
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 6.99%, (3-month SOFR plus 2.36%), 4/22/31(1)		2,400,000	2,406,436
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 5.90%, (3-month SOFR plus 1.27%), 7/25/36(1)		11,150,000	11,176,250
Bryant Park Funding Ltd., Series 2021-17A, Class B1, VRN, 7.56%, (3-month SOFR plus 2.94%), 1/20/35(1)		4,850,000	4,850,243
BXMT Ltd., Series 2020-FL2, Class A, VRN, 5.80%, (1-month SOFR plus 1.01%), 2/15/38(1)		1,351,306	1,300,666
CBAM Ltd., Series 2018-7A, Class B1, VRN, 6.48%, (3-month SOFR plus 1.86%), 7/20/31(1)		5,900,000	5,915,102
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class AR, VRN, 6.06%, (3-month SOFR plus 1.40%), 1/15/33(1)		7,842,403	7,843,690
Dryden 65 CLO Ltd., Series 2018-65A, Class C, VRN, 6.99%, (3-month SOFR plus 2.36%), 7/18/30(1)		6,800,000	6,817,957
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.99%, (3-month SOFR plus 2.36%), 7/18/30(1)		2,975,000	2,982,926
LoanCore Issuer Ltd., Series 2021-CRE5, Class AS, VRN, 6.67%, (1-month SOFR plus 1.86%), 7/15/36(1)		4,999,500	4,971,805
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.99%, (3-month SOFR plus 2.36%), 1/25/32(1)		5,200,000	5,208,878
MF1 Ltd., Series 2020-FL4, Class A, VRN, 6.60%, (1-month SOFR plus 1.81%), 12/15/35(1)		2,048,440	2,047,112
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.61%, (3-month SOFR plus 1.96%), 1/16/31(1)		3,750,000	3,757,070
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 6.88%, (3-month SOFR plus 2.26%), 7/19/30(1)		4,500,000	4,506,094
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 6.41%, (3-month SOFR plus 1.76%), 10/17/31(1)		5,000,000	5,020,189
Palmer Square Loan Funding Ltd., Series 2022-4A, Class BR, VRN, 6.28%, (3-month SOFR plus 1.65%), 7/24/31(1)		3,900,000	3,911,689
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, VRN, 5.80%, (1-month SOFR plus 1.06%), 7/25/36(1)		1,320,500	1,309,706
TRTX Issuer Ltd., Series 2022-FL5, Class AS, VRN, 6.93%, (1-month SOFR plus 2.15%), 2/15/39(1)		10,570,500	10,467,004
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $92,797,111)			93,751,598
ASSET-BACKED SECURITIES — 2.7%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		4,296,036	3,837,940
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		2,600,000	2,456,567
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)		3,470,590	3,161,718
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)		6,839,193	6,787,090
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	6,500,000	4,691,708
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		$1,746,000	1,643,027
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		6,300,000	6,025,750
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)		1,010,755	979,181
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(1)		6,462,237	6,500,883
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(1)		4,057,000	3,938,298
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		8,675,000	8,174,565
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		1,148,738	1,042,044
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)		1,823,942	1,482,371
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		3,835,952	3,697,574
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)		5,572,507	5,078,296
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		1,807,346	1,651,878
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		12,500,000	11,090,370
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)		5,800,000	5,920,431
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)		428,271	412,403
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)		3,634,000	3,466,706
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)		4,800,000	4,789,889
TOTAL ASSET-BACKED SECURITIES (Cost $87,446,470)			86,828,689
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)		2,505,000	1,957,917
BBCMS Mortgage Trust, Series 2019-C3, Class D, 3.00%, 5/15/52(1)		3,000,000	2,185,842
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)		3,359,000	1,864,727
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57		10,991,000	11,445,821
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)		2,514,000	1,356,631

	Principal Amount/Shares	Value
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	$5,544,000	$4,036,533
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	2,618,000	1,660,450
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(1)	5,700,000	5,058,041
BX Trust, Series 2018-GW, Class A, VRN, 5.90%, (1-month SOFR plus 1.10%), 5/15/35(1)	5,057,000	5,052,859
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	10,372,000	10,308,528
GS Mortgage Securities Trust, Series 2019-GC42, Class D, 2.80%, 9/10/52(1)	5,175,784	3,719,261
GS Mortgage Securities Trust, Series 2019-GSA1, Class E, 2.80%, 11/10/52(1)	5,990,000	4,323,651
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	2,392,000	1,962,883
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	4,192,000	3,356,776
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.57%, 7/15/39(1)	11,242,000	11,332,723
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	2,008,000	1,762,998
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(1)	4,250,000	4,262,091
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	2,067,000	1,683,526
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	2,458,000	1,502,882
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $78,337,030)		78,834,140
U.S. TREASURY SECURITIES — 1.4%
U.S. Treasury Bonds, 2.75%, 11/15/42(4)	10,515,000	8,151,590
U.S. Treasury Bonds, 4.75%, 11/15/43	4,464,000	4,570,369
U.S. Treasury Bonds, 4.50%, 2/15/44	16,178,000	16,006,109
U.S. Treasury Bonds, 2.25%, 8/15/46	2,000,000	1,347,734
U.S. Treasury Notes, 5.00%, 8/31/25(4)	14,342,000	14,410,277
TOTAL U.S. TREASURY SECURITIES (Cost $44,105,231)		44,486,079
MUNICIPAL SECURITIES — 0.3%
California State University Rev., 2.98%, 11/1/51	825,000	582,657
Commonwealth of Massachusetts GO, 2.66%, 9/1/39	243,243	195,306
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	578,143
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	2,125,000	1,816,707
Los Angeles Community College District GO, 6.75%, 8/1/49	800,000	922,380
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	270,000	291,843
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,234,248
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	275,000	279,187
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	270,000	311,002
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	620,451
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	450,000	434,393
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	306,683
State of California GO, 4.60%, 4/1/38	120,000	115,212
State of California GO, 7.60%, 11/1/40	20,000	24,466
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	230,000	233,545
University of California Rev., 3.07%, 5/15/51	670,000	462,276
TOTAL MUNICIPAL SECURITIES (Cost $10,308,324)		8,408,499
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FHLMC, 6.25%, 7/15/32 (Cost $2,531,430)	2,000,000	2,253,570
SHORT-TERM INVESTMENTS — 2.4%
Commercial Paper(5) — 2.4%
Lion Bay Funding LLC, 4.97%, 11/1/24 (LOC: HSBC Bank PLC)(1)	38,625,000	38,619,832
Overwatch Alpha Funding LLC, 4.97%, 11/1/24 (LOC: Bank of Nova Scotia)(1)	38,625,000	38,619,822
TOTAL SHORT-TERM INVESTMENTS (Cost $77,250,000)		77,239,654
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $3,314,370,195)		3,231,543,008
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,203,212)
TOTAL NET ASSETS — 100.0%		$3,229,339,796

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,272,407	USD	833,420	JPMorgan Chase Bank N.A.	12/18/24	$4,311
USD	37,734,711	AUD	56,183,135	Morgan Stanley	12/18/24	744,704
USD	11,390,875	AUD	16,439,445	UBS AG	12/18/24	567,428
CAD	1,457,216	USD	1,075,726	JPMorgan Chase Bank N.A.	12/18/24	(27,486)
CAD	20,479,688	USD	15,108,586	UBS AG	12/18/24	(376,645)
CAD	24,651,682	USD	18,182,817	UBS AG	12/18/24	(449,778)
USD	100,407,303	CAD	136,202,305	JPMorgan Chase Bank N.A.	12/18/24	2,430,990
USD	993,047	CNY	7,029,284	Citibank N.A.	12/18/24	(340)
USD	238,028,339	CNY	1,677,463,542	JPMorgan Chase Bank N.A.	12/18/24	967,064
USD	2,368,877	COP	10,051,736,939	Bank of America N.A.(6)	12/18/24	110,675
USD	5,641,645	CZK	128,083,960	Morgan Stanley	12/18/24	133,051
USD	4,824,910	DKK	32,330,755	UBS AG	12/18/24	99,443
EUR	1,547,489	USD	1,704,953	Bank of America N.A.(6)	12/18/24	(18,526)
EUR	1,790,668	USD	1,942,741	Bank of America N.A.(6)	12/18/24	8,699
EUR	4,700,946	USD	5,284,521	Citibank N.A.	12/18/24	(161,509)
EUR	1,717,777	USD	1,899,914	Citibank N.A.	12/18/24	(27,910)
EUR	1,331,908	USD	1,486,629	JPMorgan Chase Bank N.A.	12/18/24	(35,137)
EUR	1,066,802	USD	1,195,242	JPMorgan Chase Bank N.A.	12/18/24	(32,659)
EUR	13,054,032	USD	14,233,644	JPMorgan Chase Bank N.A.	12/18/24	(7,579)
EUR	13,686,878	USD	14,924,773	JPMorgan Chase Bank N.A.	12/18/24	(9,043)
EUR	2,365,821	USD	2,578,533	JPMorgan Chase Bank N.A.	12/18/24	(301)
EUR	993,237	USD	1,080,261	JPMorgan Chase Bank N.A.	12/18/24	2,152
EUR	24,353,190	USD	26,379,899	JPMorgan Chase Bank N.A.	12/18/24	159,798
EUR	2,784,527	USD	3,112,524	Morgan Stanley	12/18/24	(77,993)
EUR	7,992,116	USD	8,985,096	Morgan Stanley	12/18/24	(275,422)
EUR	840,460	USD	921,183	Morgan Stanley	12/18/24	(5,264)
EUR	17,394,480	USD	18,962,081	Morgan Stanley	12/18/24	(5,869)
EUR	3,286,060	USD	3,564,433	Morgan Stanley	12/18/24	16,660
EUR	12,618,395	USD	13,675,102	Morgan Stanley	12/18/24	76,212
EUR	11,803,878	USD	12,756,014	Morgan Stanley	12/18/24	107,654
EUR	13,449,584	USD	14,556,484	UBS AG	12/18/24	100,646
USD	495,982,082	EUR	445,840,617	JPMorgan Chase Bank N.A.	12/18/24	10,112,472
USD	6,704,494	EUR	6,033,956	JPMorgan Chase Bank N.A.	12/18/24	128,790
USD	1,836,240	EUR	1,693,400	JPMorgan Chase Bank N.A.	12/18/24	(9,199)
USD	1,189,569	EUR	1,092,462	JPMorgan Chase Bank N.A.	12/18/24	(977)
USD	2,533,047	EUR	2,287,619	Morgan Stanley	12/18/24	40,038
USD	1,267,697	EUR	1,143,410	Morgan Stanley	12/18/24	21,629
USD	1,016,692	EUR	923,424	UBS AG	12/18/24	10,360
GBP	125,942	USD	163,464	Bank of America N.A.(6)	12/18/24	(1,082)
GBP	1,072,979	USD	1,380,822	Morgan Stanley	12/18/24	2,616
USD	118,646,402	GBP	90,340,384	Bank of America N.A.(6)	12/18/24	2,166,714
IDR	14,222,612,564	USD	903,712	UBS AG	12/18/24	325
USD	49,092,448	IDR	762,258,427,979	Bank of America N.A.(6)	12/18/24	640,739
USD	14,745,124	IDR	224,386,878,216	Morgan Stanley	12/18/24	482,340
USD	5,745,903	ILS	21,506,432	Morgan Stanley	12/18/24	(19,354)
JPY	75,041,208	USD	496,199	JPMorgan Chase Bank N.A.	12/18/24	523
USD	126,637,614	JPY	17,617,287,953	Morgan Stanley	12/18/24	10,023,009
USD	1,217,712	JPY	183,439,221	Morgan Stanley	12/18/24	3,468
USD	7,188,485	MXN	146,640,897	Citibank N.A.	12/18/24	(85,051)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	330,317	MXN	6,666,643	Morgan Stanley	12/18/24	$(355)
USD	8,152,423	MYR	35,336,679	Morgan Stanley	12/18/24	71,158
USD	240,190	NOK	2,558,269	Goldman Sachs & Co.	12/18/24	7,572
NZD	10,657,759	USD	6,627,164	Bank of America N.A.(6)	12/18/24	(254,481)
NZD	15,885,367	USD	9,625,857	Citibank N.A.	12/18/24	(127,387)
NZD	758,304	USD	452,983	Goldman Sachs & Co.	12/18/24	436
NZD	12,010,883	USD	7,276,060	JPMorgan Chase Bank N.A.	12/18/24	(94,293)
USD	40,591,258	NZD	65,861,433	Bank of America N.A.(6)	12/18/24	1,210,181
USD	3,291,289	PLN	12,821,376	UBS AG	12/18/24	92,803
USD	4,650,149	SEK	47,276,169	Bank of America N.A.(6)	12/18/24	202,705
USD	3,269,803	SGD	4,226,184	Citibank N.A.	12/18/24	63,026
USD	8,304,042	THB	278,252,657	Citibank N.A.	12/18/24	33,789
						$28,740,540

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian Treasury 10-Year Bonds	177	December 2024	$15,507,760	$(307,092)
Euro-Bobl 5-Year Bonds	447	December 2024	57,447,388	(191,801)
Euro-BTP 10-Year Bonds	57	December 2024	7,412,308	(140,214)
Euro-Bund 10-Year Bonds	803	December 2024	115,122,443	(1,200,260)
Euro-OAT 10-Year Bonds	917	December 2024	124,344,190	(977,267)
Euro-Schatz 2-Year Bonds	564	December 2024	65,361,323	2,178
Korean Treasury 10-Year Bonds	320	December 2024	26,951,884	(183,652)
U.K. Gilt 10-Year Bonds	514	December 2024	62,327,614	(2,979,922)
U.S. Treasury 5-Year Notes	2,516	December 2024	269,801,688	(4,999,788)
U.S. Treasury 10-Year Notes	355	December 2024	39,216,406	(770,567)
U.S. Treasury 10-Year Ultra Notes	216	December 2024	24,570,000	(316,640)
U.S. Treasury Long Bonds	79	December 2024	9,319,531	(523,248)
			$817,382,535	$(12,588,273)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	933	December 2024	$192,146,976	$726,842
U.S. Treasury Ultra Bonds	188	December 2024	23,617,500	916,696
			$215,764,476	$1,643,538
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Buy	(5.00)%	6/20/29	$154,000,000	$(9,443,577)	$(2,661,273)	$(12,104,850)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corp.
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,263,964,448, which represented 39.1% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $21,616,182.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(6)Collateral has been received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of securities received was $863,729.

See Notes to Financial Statements.

Statement of Assets and Liabilities

OCTOBER 31, 2024
Assets
Investment securities, at value (cost of $3,314,370,195)	$3,231,543,008
Cash	552,248
Foreign currency holdings, at value (cost of $333,602)	321,987
Receivable for investments sold	8,803,398
Receivable for capital shares sold	1,415,499
Receivable for variation margin on futures contracts	19,200
Receivable for variation margin on swap agreements	406,102
Unrealized appreciation on forward foreign currency exchange contracts	30,844,180
Interest receivable	32,544,604
3,306,450,226

Liabilities
Payable for collateral received for forward foreign currency exchange contracts	910,000
Payable for investments purchased	72,101,611
Payable for capital shares redeemed	233,260
Payable for variation margin on futures contracts	1,302,139
Unrealized depreciation on forward foreign currency exchange contracts	2,103,640
Accrued management fees	437,646
Distribution and service fees payable	472
Accrued foreign taxes	21,662
77,110,430

Net Assets	$3,229,339,796

Net Assets Consist of:
Capital paid in	$3,532,291,550
Distributable earnings (loss)	(302,951,754)
$3,229,339,796

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$365,036,217	41,689,276	$8.76
I Class	$190,965,792	21,718,237	$8.79
Y Class	$96,013,993	10,901,385	$8.81
A Class	$1,423,430	163,780	$8.69
C Class	$88,363	10,408	$8.49
R Class	$206,775	23,969	$8.63
R5 Class	$5,529,357	629,188	$8.79
R6 Class	$7,072,579	804,651	$8.79
G Class	$2,563,003,290	290,347,803	$8.83
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.10 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED OCTOBER 31, 2024
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $296,681)	$142,354,871

Expenses:
Management fees	19,816,134
Interest expenses	392,154
Distribution and service fees:
A Class	3,387
C Class	1,336
R Class	832
Trustees' fees and expenses	214,391
20,428,234
Fees waived - G Class	(14,842,455)
5,585,779

Net investment income (loss)	136,769,092

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $21,956)	(56,565,219)
Forward foreign currency exchange contract transactions	(26,917,596)
Futures contract transactions	6,715,391
Swap agreement transactions	(2,264,196)
Foreign currency translation transactions	1,035,283
(77,996,337)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(11,638))	227,683,090
Forward foreign currency exchange contracts	9,460,822
Futures contracts	650,104
Swap agreements	(2,992,599)
Translation of assets and liabilities in foreign currencies	232,095
235,033,512

Net realized and unrealized gain (loss)	157,037,175

Net Increase (Decrease) in Net Assets Resulting from Operations	$293,806,267

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED OCTOBER 31, 2024 AND OCTOBER 31, 2023
Increase (Decrease) in Net Assets	October 31, 2024	October 31, 2023
Operations
Net investment income (loss)	$136,769,092	$86,603,308
Net realized gain (loss)	(77,996,337)	(126,623,247)
Change in net unrealized appreciation (depreciation)	235,033,512	37,367,090
Net increase (decrease) in net assets resulting from operations	293,806,267	(2,652,849)

Distributions to Shareholders
From earnings:
Investor Class	(9,255,870)	(15,278,630)
I Class	(4,749,501)	(1,259,367)
Y Class	(2,415,070)	(4,705,141)
A Class	(32,399)	(63,980)
C Class	(2,772)	(13,050)
R Class	(3,325)	(14,096)
R5 Class	(155,833)	(628,186)
R6 Class	(188,465)	(385,508)
G Class	(81,644,781)	(123,469,440)
Decrease in net assets from distributions	(98,448,016)	(145,817,398)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	516,224,826	738,944,792

Net increase (decrease) in net assets	711,583,077	590,474,545

Net Assets
Beginning of period	2,517,756,719	1,927,282,174
End of period	$3,229,339,796	$2,517,756,719

See Notes to Financial Statements.

Notes to Financial Statements

OCTOBER 31, 2024

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Global Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 49% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
0.83%	0.73%	0.63%	0.83%	0.83%	0.83%	0.63%	0.58%	0.00%(1)
(1)Effective annual management fee before waiver was 0.58%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended October 31, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended October 31, 2024 totaled $3,814,537,811, of which $868,015,384 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended October 31, 2024 totaled $3,166,129,947, of which $801,845,644 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended October 31, 2024		Year ended October 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	11,642,038	$100,142,761	3,328,244	$28,921,359
Issued in reinvestment of distributions	1,074,300	9,254,857	1,819,792	15,276,696
Redeemed	(2,634,939)	(22,740,003)	(2,640,116)	(22,488,066)
	10,081,399	86,657,615	2,507,920	21,709,989
I Class
Sold	2,436,201	21,093,197	20,439,459	171,895,222
Issued in reinvestment of distributions	549,368	4,748,144	149,491	1,254,391
Redeemed	(1,905,943)	(16,619,619)	(630,475)	(5,331,224)
	1,079,626	9,221,722	19,958,475	167,818,389
Y Class
Sold	5,260,089	45,669,134	4,713,931	41,417,111
Issued in reinvestment of distributions	279,120	2,415,070	557,030	4,698,724
Redeemed	(1,615,581)	(14,071,641)	(4,400,534)	(36,927,240)
	3,923,628	34,012,563	870,427	9,188,595
A Class
Sold	23,941	205,859	34,767	291,402
Issued in reinvestment of distributions	3,746	32,054	7,577	63,236
Redeemed	(24,594)	(210,440)	(14,375)	(122,679)
	3,093	27,473	27,969	231,959
C Class
Sold	1,799	15,069	4,659	38,341
Issued in reinvestment of distributions	326	2,736	1,573	12,895
Redeemed	(14,024)	(116,998)	(14,219)	(118,340)
	(11,899)	(99,193)	(7,987)	(67,104)
R Class
Sold	20,087	170,503	8,627	72,497
Issued in reinvestment of distributions	392	3,325	1,701	14,096
Redeemed	(11,789)	(100,280)	(25,387)	(209,387)
	8,690	73,548	(15,059)	(122,794)
R5 Class
Sold	728	6,384	15,237	129,698
Issued in reinvestment of distributions	18,047	155,833	74,633	628,186
Redeemed	(91,968)	(794,513)	(665,591)	(5,686,815)
	(73,193)	(632,296)	(575,721)	(4,928,931)
R6 Class
Sold	197,161	1,709,096	137,561	1,177,615
Issued in reinvestment of distributions	21,832	188,465	45,816	385,508
Redeemed	(202,624)	(1,748,815)	(105,643)	(893,283)
	16,369	148,746	77,734	669,840
G Class
Sold	82,649,973	716,847,635	62,003,462	542,635,044
Issued in reinvestment of distributions	9,436,747	81,644,781	14,644,686	123,469,440
Redeemed	(47,219,846)	(411,677,768)	(14,318,952)	(121,659,635)
	44,866,874	386,814,648	62,329,196	544,444,849
Net increase (decrease)	59,894,587	$516,224,826	85,172,954	$738,944,792

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$986,567,580	—
Sovereign Governments and Agencies	—	811,814,940	—
U.S. Government Agency Mortgage-Backed Securities	—	501,952,593	—
Preferred Stocks	—	283,370,963	—
Collateralized Mortgage Obligations	—	256,034,703	—
Collateralized Loan Obligations	—	93,751,598	—
Asset-Backed Securities	—	86,828,689	—
Commercial Mortgage-Backed Securities	—	78,834,140	—
U.S. Treasury Securities	—	44,486,079	—
Municipal Securities	—	8,408,499	—
U.S. Government Agency Securities	—	2,253,570	—
Short-Term Investments	—	77,239,654	—
	—	$3,231,543,008	—
Other Financial Instruments
Futures Contracts	$1,643,538	$2,178	—
Forward Foreign Currency Exchange Contracts	—	30,844,180	—
	$1,643,538	$30,846,358	—

Liabilities
Other Financial Instruments
Futures Contracts	$6,610,243	$5,980,208	—
Swap Agreements	—	12,104,850	—
Forward Foreign Currency Exchange Contracts	—	2,103,640	—
	$6,610,243	$20,188,698	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $80,457,583.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $2,348,538,070.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $769,635,255 futures contracts purchased and $67,547,449 futures contracts sold.

Value of Derivative Instruments as of October 31, 2024

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$406,102	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	30,844,180	Unrealized depreciation on forward foreign currency exchange contracts	$2,103,640
Interest Rate Risk	Receivable for variation margin on futures contracts*	19,200	Payable for variation margin on futures contracts*	1,302,139
		$31,269,482		$3,405,779
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2024

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(2,264,196)	Change in net unrealized appreciation (depreciation) on swap agreements	$(2,992,599)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(26,917,596)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	9,460,822
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	6,715,391	Change in net unrealized appreciation (depreciation) on futures contracts	650,104
		$(22,466,401)		$7,118,327

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The tax character of distributions paid during the years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Ordinary income	$98,448,016	$145,817,398
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$3,315,656,216
Gross tax appreciation of investments	$38,004,001
Gross tax depreciation of investments	(122,117,209)
Net tax appreciation (depreciation) of investments	(84,113,208)
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(926,012)
Net tax appreciation (depreciation)	$(85,039,220)
Other book-to-tax adjustments	$(466,759)
Undistributed ordinary income	$37,416,131
Accumulated short-term capital losses	$(87,293,127)
Accumulated long-term capital losses	$(167,568,779)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) on certain foreign currency exchange contracts and futures contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$8.18	0.31	0.49	0.80	(0.22)	—	(0.22)	$8.76	9.83%	0.85%	0.85%	3.59%	3.59%	103%	$365,036
2023	$8.67	0.25	(0.24)	0.01	(0.50)	—	(0.50)	$8.18	0.03%	0.81%	0.84%	2.96%	2.93%	83%	$258,405
2022	$10.43	0.17	(1.60)	(1.43)	(0.26)	(0.07)	(0.33)	$8.67	(14.05)%	0.80%	0.84%	1.81%	1.77%	97%	$252,306
2021	$10.40	0.15	(0.09)	0.06	—	(0.03)	(0.03)	$10.43	0.59%	0.80%	0.84%	1.46%	1.42%	119%	$298,790
2020	$10.44	0.15	0.05	0.20	(0.24)	—	(0.24)	$10.40	1.96%	0.83%	0.84%	1.46%	1.45%	106%	$264,352
I Class
2024	$8.21	0.32	0.49	0.81	(0.23)	—	(0.23)	$8.79	9.87%	0.75%	0.75%	3.69%	3.69%	103%	$190,966
2023	$8.70	0.28	(0.26)	0.02	(0.51)	—	(0.51)	$8.21	0.13%	0.71%	0.74%	3.06%	3.03%	83%	$169,387
2022	$10.46	0.18	(1.60)	(1.42)	(0.27)	(0.07)	(0.34)	$8.70	(13.93)%	0.70%	0.74%	1.91%	1.87%	97%	$5,919
2021	$10.42	0.17	(0.10)	0.07	—(3)	(0.03)	(0.03)	$10.46	0.70%	0.70%	0.74%	1.56%	1.52%	119%	$18,975
2020	$10.47	0.16	0.04	0.20	(0.25)	—	(0.25)	$10.42	2.01%	0.73%	0.74%	1.56%	1.55%	106%	$16,077
Y Class
2024	$8.22	0.33	0.49	0.82	(0.23)	—	(0.23)	$8.81	10.07%	0.65%	0.65%	3.79%	3.79%	103%	$96,014
2023	$8.71	0.27	(0.24)	0.03	(0.52)	—	(0.52)	$8.22	0.23%	0.61%	0.64%	3.16%	3.13%	83%	$57,340
2022	$10.48	0.19	(1.61)	(1.42)	(0.28)	(0.07)	(0.35)	$8.71	(13.91)%	0.60%	0.64%	2.01%	1.97%	97%	$53,201
2021	$10.44	0.18	(0.10)	0.08	(0.01)	(0.03)	(0.04)	$10.48	0.80%	0.60%	0.64%	1.66%	1.62%	119%	$62,274
2020	$10.49	0.17	0.05	0.22	(0.27)	—	(0.27)	$10.44	2.15%	0.63%	0.64%	1.66%	1.65%	106%	$43,071
A Class
2024	$8.12	0.29	0.48	0.77	(0.20)	—	(0.20)	$8.69	9.57%	1.10%	1.10%	3.34%	3.34%	103%	$1,423
2023	$8.62	0.23	(0.25)	(0.02)	(0.48)	—	(0.48)	$8.12	(0.34)%	1.06%	1.09%	2.71%	2.68%	83%	$1,305
2022	$10.36	0.15	(1.59)	(1.44)	(0.23)	(0.07)	(0.30)	$8.62	(14.17)%	1.05%	1.09%	1.56%	1.52%	97%	$1,144
2021	$10.36	0.13	(0.10)	0.03	—	(0.03)	(0.03)	$10.36	0.30%	1.05%	1.09%	1.21%	1.17%	119%	$1,450
2020	$10.39	0.12	0.05	0.17	(0.20)	—	(0.20)	$10.36	1.69%	1.08%	1.09%	1.21%	1.20%	106%	$2,054
C Class
2024	$7.95	0.21	0.48	0.69	(0.15)	—	(0.15)	$8.49	8.76%	1.85%	1.85%	2.59%	2.59%	103%	$88
2023	$8.46	0.16	(0.23)	(0.07)	(0.44)	—	(0.44)	$7.95	(1.01)%	1.81%	1.84%	1.96%	1.93%	83%	$177
2022	$10.18	0.07	(1.56)	(1.49)	(0.16)	(0.07)	(0.23)	$8.46	(14.89)%	1.80%	1.84%	0.81%	0.77%	97%	$256
2021	$10.26	0.05	(0.10)	(0.05)	—	(0.03)	(0.03)	$10.18	(0.48)%	1.80%	1.84%	0.46%	0.42%	119%	$571
2020	$10.25	0.05	0.05	0.10	(0.09)	—	(0.09)	$10.26	0.97%	1.83%	1.84%	0.46%	0.45%	106%	$708

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024	$8.07	0.27	0.48	0.75	(0.19)	—	(0.19)	$8.63	9.30%	1.35%	1.35%	3.09%	3.09%	103%	$207
2023	$8.56	0.20	(0.23)	(0.03)	(0.46)	—	(0.46)	$8.07	(0.47)%	1.31%	1.34%	2.46%	2.43%	83%	$123
2022	$10.30	0.12	(1.58)	(1.46)	(0.21)	(0.07)	(0.28)	$8.56	(14.47)%	1.30%	1.34%	1.31%	1.27%	97%	$260
2021	$10.32	0.10	(0.09)	0.01	—	(0.03)	(0.03)	$10.30	0.11%	1.30%	1.34%	0.96%	0.92%	119%	$287
2020	$10.34	0.10	0.04	0.14	(0.16)	—	(0.16)	$10.32	1.42%	1.33%	1.34%	0.96%	0.95%	106%	$294
R5 Class
2024	$8.20	0.33	0.49	0.82	(0.23)	—	(0.23)	$8.79	10.09%	0.65%	0.65%	3.79%	3.79%	103%	$5,529
2023	$8.70	0.27	(0.25)	0.02	(0.52)	—	(0.52)	$8.20	0.12%	0.61%	0.64%	3.16%	3.13%	83%	$5,760
2022	$10.46	0.19	(1.60)	(1.41)	(0.28)	(0.07)	(0.35)	$8.70	(13.84)%	0.60%	0.64%	2.01%	1.97%	97%	$11,116
2021	$10.42	0.17	(0.09)	0.08	(0.01)	(0.03)	(0.04)	$10.46	0.80%	0.60%	0.64%	1.66%	1.62%	119%	$15,136
2020	$10.47	0.17	0.05	0.22	(0.27)	—	(0.27)	$10.42	2.16%	0.63%	0.64%	1.66%	1.65%	106%	$15,988
R6 Class
2024	$8.20	0.33	0.49	0.82	(0.23)	—	(0.23)	$8.79	10.13%	0.60%	0.60%	3.84%	3.84%	103%	$7,073
2023	$8.70	0.27	(0.25)	0.02	(0.52)	—	(0.52)	$8.20	0.17%	0.56%	0.59%	3.21%	3.18%	83%	$6,465
2022	$10.46	0.20	(1.61)	(1.41)	(0.28)	(0.07)	(0.35)	$8.70	(13.79)%	0.55%	0.59%	2.06%	2.02%	97%	$6,179
2021	$10.42	0.18	(0.09)	0.09	(0.02)	(0.03)	(0.05)	$10.46	0.86%	0.55%	0.59%	1.71%	1.67%	119%	$7,319
2020	$10.47	0.18	0.05	0.23	(0.28)	—	(0.28)	$10.42	2.23%	0.58%	0.59%	1.71%	1.70%	106%	$8,114
G Class
2024	$8.22	0.38	0.50	0.88	(0.27)	—	(0.27)	$8.83	10.83%	0.02%	0.60%	4.42%	3.84%	103%	$2,563,003
2023	$8.72	0.32	(0.25)	0.07	(0.57)	—	(0.57)	$8.22	0.72%	0.01%	0.59%	3.76%	3.18%	83%	$2,018,795
2022	$10.48	0.25	(1.61)	(1.36)	(0.33)	(0.07)	(0.40)	$8.72	(13.30)%	0.01%	0.59%	2.60%	2.02%	97%	$1,596,902
2021	$10.46	0.24	(0.10)	0.14	(0.09)	(0.03)	(0.12)	$10.48	1.35%	0.01%	0.59%	2.25%	1.67%	119%	$2,089,178
2020	$10.54	0.24	0.04	0.28	(0.36)	—	(0.36)	$10.46	2.80%	0.01%	0.59%	2.28%	1.70%	106%	$1,599,830

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Global Bond Fund and the Board of Trustees of American Century International Bond Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global Bond Fund (the “Fund”), one of the funds constituting American Century International Bond Funds, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended October 31, 2021, were audited by other auditors, whose report, dated December 17, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
December 17, 2024

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading

•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90984 2412

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the reports to stockholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	December 23, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	December 23, 2024